UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®

Investment portfolio

March 31, 2017

unaudited

Bonds, notes & other debt instruments 96.78% Corporate bonds & notes 33.39% Financials 7.86%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$15,615	$15,677
ACE INA Holdings Inc. 2.875% 2022	3,270	3,298
ACE INA Holdings Inc. 3.35% 2026	1,485	1,504
ACE INA Holdings Inc. 4.35% 2045	1,715	1,810
Allstate Corp. 4.20% 2046	550	558
Ally Financial Inc. 3.75% 2019	26,000	26,260
Ally Financial Inc. 4.25% 2021	12,000	12,270
Ally Financial Inc. 8.00% 2031	11,980	14,376
Ally Financial Inc. 8.00% 2031	10,010	11,937
American Express Co. 6.15% 2017	150	153
American Express Co. 1.55% 2018	3,000	2,997
AXA SA 8.60% 2030	6,715	9,344
Banco Nacional de Comercio Exterior SNC 3.80% 20261	1,850	1,818
Banco Santander, SA 2.70% 2019	7,500	7,539
Banco Santander, SA 3.70% 20221	74,450	74,635
Bank of America Corp. 2.625% 2020	43,625	43,783
Bank of America Corp. 5.625% 2020	10,500	11,523
Bank of America Corp. 2.625% 2021	12,000	11,981
Bank of America Corp. 2.503% 2022	16,000	15,604
Bank of America Corp. 3.124% 2023	57,000	57,282
Bank of America Corp. 3.248% 2027	25,621	24,440
Bank of America Corp. 3.824% 2028	18,787	18,863
Bank of America Corp., Series L, 2.25% 2020	13,500	13,462
Bank of Nova Scotia 2.70% 2022	39,900	40,015
Barclays Bank PLC 3.25% 2021	11,105	11,198
Barclays Bank PLC 3.65% 2025	13,500	13,193
Barclays Bank PLC 4.375% 2026	19,250	19,545
Barclays Bank PLC 4.95% 2047	5,925	5,941
BB&T Corp. 2.45% 2020	13,500	13,642
BBVA Bancomer SA 6.50% 20211	1,000	1,100
Berkshire Hathaway Finance Corp. 1.15% 2018	3,250	3,234
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,249
Berkshire Hathaway Inc. 2.20% 2021	1,115	1,116
BNP Paribas 4.625% 20271	26,000	26,018
BPCE SA group 5.70% 20231	26,338	27,993
BPCE SA group 5.15% 20241	18,771	19,306
BPCE SA group 4.50% 20251	5,865	5,779
Capital One Financial Corp. 1.85% 2019	6,000	5,947
Charles Schwab Corp. 2.20% 2018	1,390	1,399
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	22,500	22,273
Citigroup Inc. 1.70% 2018	15,000	15,010
Citigroup Inc. 2.15% 2018	7,250	7,275
Citigroup Inc. 2.00% 2019	29,750	29,858
Citigroup Inc. 2.05% 2019	13,500	13,494
Citigroup Inc. 2.55% 2019	15,080	15,236
Citigroup Inc. 8.50% 2019	5,695	6,449

The Bond Fund of America — Page 1 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.45% 2020	$27,900	$28,041
Citigroup Inc. 2.35% 2021	24,475	24,117
Citigroup Inc. 2.70% 2021	13,500	13,528
Citigroup Inc. 2.90% 2021	36,000	36,172
Citigroup Inc. 3.20% 2026	37,496	35,861
Citigroup Inc. 3.887% 2028	18,425	18,542
CNA Financial Corp. 3.95% 2024	6,705	6,891
Crédit Agricole SA 3.375% 20221	33,950	33,985
Crédit Agricole SA 4.375% 20251	8,595	8,553
Credit Suisse Group AG 3.45% 2021	11,250	11,408
Credit Suisse Group AG 3.80% 2022	15,903	16,149
Credit Suisse Group AG 3.574% 20231	11,000	10,992
Credit Suisse Group AG 3.80% 2023	22,900	23,016
Credit Suisse Group AG 3.75% 2025	7,600	7,489
Credit Suisse Group AG 4.55% 2026	20,250	20,966
Credit Suisse Group AG 4.282% 20281	3,500	3,490
Danske Bank AS 1.65% 20191	22,000	21,724
Danske Bank AS 2.00% 20211	13,010	12,656
Danske Bank AS 2.70% 20221	46,250	46,099
Deutsche Bank AG 2.50% 2019	10,000	10,026
Deutsche Bank AG 2.85% 2019	25,500	25,684
Discover Financial Services 2.00% 2018	5,200	5,206
Discover Financial Services 10.25% 2019	3,150	3,620
Discover Financial Services 4.10% 2027	17,700	17,740
DNB ASA 2.375% 20211	27,000	26,701
General Motors Acceptance Corp. 7.50% 2020	6,500	7,317
Goldman Sachs Group, Inc. 2.00% 2019	5,325	5,317
Goldman Sachs Group, Inc. 2.30% 2019	35,000	35,040
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,395
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,129
Goldman Sachs Group, Inc. 2.625% 2021	12,500	12,477
Goldman Sachs Group, Inc. 2.875% 2021	22,151	22,332
Goldman Sachs Group, Inc. 3.00% 2022	57,045	57,157
Goldman Sachs Group, Inc. 3.50% 2026	60,428	59,278
HSBC Bank PLC 1.50% 20181	12,650	12,611
HSBC Holdings PLC 4.125% 20201	9,453	9,987
HSBC Holdings PLC 2.65% 2022	11,000	10,857
HSBC Holdings PLC 3.262% 2023	15,000	15,083
HSBC Holdings PLC 4.375% 2026	6,675	6,739
HSBC Holdings PLC 4.041% 2028	34,750	35,165
HSBK (Europe) BV 7.25% 20211	3,710	4,040
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,758
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,169
Intesa Sanpaolo SpA 5.017% 20241	60,660	57,145
Intesa Sanpaolo SpA 5.71% 20261	32,900	31,934
iStar Financial Inc. 4.00% 2017	775	779
iStar Financial Inc., Series B, 9.00% 2017	3,175	3,211
JPMorgan Chase & Co. 2.25% 2020	21,945	22,023
JPMorgan Chase & Co. 2.55% 2020	30,730	30,878
JPMorgan Chase & Co. 2.295% 2021	3,100	3,069
JPMorgan Chase & Co. 2.40% 2021	17,500	17,409
JPMorgan Chase & Co. 2.55% 2021	26,400	26,422
JPMorgan Chase & Co. 2.70% 2023	20,975	20,532
JPMorgan Chase & Co. 3.782% 2028	24,320	24,575

The Bond Fund of America — Page 2 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Keybank National Association 2.50% 2019	$13,500	$13,656
Leucadia National Corp. 5.50% 2023	4,695	5,006
Lloyds Banking Group PLC 3.10% 2021	4,470	4,511
Lloyds Banking Group PLC 3.00% 2022	15,500	15,427
Lloyds Banking Group PLC 4.50% 2024	13,500	13,875
Lloyds Banking Group PLC 4.582% 2025	16,843	17,131
Lloyds Banking Group PLC 4.65% 2026	6,900	7,061
Lloyds Banking Group PLC 3.75% 2027	11,250	11,081
MetLife Global Funding I 2.30% 20191	8,770	8,823
MetLife Global Funding I 2.00% 20201	12,825	12,752
MetLife Global Funding I 2.50% 20201	7,500	7,520
MetLife Global Funding I 1.95% 20211	8,000	7,782
Metlife, Inc. 3.60% 2024	6,190	6,405
Metropolitan Life Global Funding I, 1.75% 20181	6,550	6,543
Metropolitan Life Global Funding I, 3.45% 20261	14,775	14,899
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,213
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,921
Morgan Stanley 2.125% 2018	3,370	3,384
Morgan Stanley 2.80% 2020	8,000	8,102
Morgan Stanley 2.50% 2021	51,900	51,664
Morgan Stanley 2.625% 2021	22,000	21,849
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.210% 20222	10,183	10,288
Morgan Stanley 3.125% 2026	8,910	8,528
Morgan Stanley 3.625% 2027	54,632	54,320
Navient Corp. 6.50% 2022	3,150	3,182
New York Life Global Funding 1.50% 20191	2,445	2,416
New York Life Global Funding 2.10% 20191	17,000	17,104
New York Life Global Funding 1.95% 20201	2,190	2,182
New York Life Global Funding 1.70% 20211	51,665	50,181
Nordea Bank AB 2.50% 20201	2,745	2,752
Northern Trust Corp. 5.85% 20171	1,050	1,075
PNC Bank 2.40% 2019	22,433	22,628
PNC Bank 2.30% 2020	12,500	12,540
PNC Bank 2.60% 2020	1,775	1,793
Prudential Financial, Inc. 3.50% 2024	4,900	5,048
QBE Insurance Group Ltd. 2.40% 20181	18,590	18,637
Rabobank Nederland 2.25% 2019	13,000	13,088
Rabobank Nederland 2.50% 2021	8,500	8,512
Rabobank Nederland 2.75% 2022	7,800	7,845
Rabobank Nederland 4.625% 2023	11,935	12,578
Rabobank Nederland 4.375% 2025	10,620	10,911
Royal Bank of Canada 2.125% 2020	8,900	8,907
Royal Bank of Scotland PLC 4.80% 2026	5,250	5,382
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,087
Skandinaviska Enskilda Banken AB 2.625% 2021	19,275	19,323
Skandinaviska Enskilda Banken AB 2.80% 2022	8,000	8,025
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,018
Standard Chartered PLC 2.10% 20191	1,500	1,488
Svenska Handelsbanken AB 1.875% 2021	8,920	8,672
Swedbank AB 2.80% 20221	18,900	18,943
Toronto-Dominion Bank 1.45% 2018	10,000	9,979
UBS Group AG 2.95% 20201	13,500	13,599
UBS Group AG 2.65% 20221	3,100	3,042
UBS Group AG 4.125% 20251	8,200	8,353

The Bond Fund of America — Page 3 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Unum Group 5.625% 2020	$345	$380
Unum Group 3.00% 2021	2,085	2,089
Unum Group 3.875% 2025	3,190	3,191
US Bancorp. 2.625% 2022	28,865	28,990
US Bank NA 2.00% 2020	2,000	2,008
VEB Finance Ltd. 6.902% 20201	9,100	10,006
VEB Finance Ltd. 6.80% 20251	500	559
Wells Fargo & Co. 2.55% 2020	23,655	23,784
Wells Fargo & Co. 2.10% 2021	53,750	52,717
Wells Fargo & Co. 2.50% 2021	13,500	13,468
Wells Fargo & Co. 3.069% 2023	27,000	27,134
Wells Fargo & Co. 3.00% 2026	9,425	9,034
		2,552,259
Energy 5.27%
Anadarko Petroleum Corp. 4.85% 2021	29,065	31,117
Anadarko Petroleum Corp. 5.55% 2026	24,440	27,168
Anadarko Petroleum Corp. 6.45% 2036	685	810
Anadarko Petroleum Corp. 6.20% 2040	635	719
Anadarko Petroleum Corp. 6.60% 2046	12,290	14,883
APT Pipelines Ltd. 4.20% 20251	2,975	3,044
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20221	5,030	5,118
Boardwalk Pipeline Partners, LP 4.45% 2027	5,505	5,573
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,626
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,795
Cenovus Energy Inc. 3.00% 2022	19,115	18,851
Cenovus Energy Inc. 3.80% 2023	8,285	8,380
Cheniere Energy, Inc. 7.00% 20241	7,020	7,766
Cheniere Energy, Inc. 5.875% 20251	10,440	10,923
Chesapeake Energy Corp. 8.00% 20251	4,450	4,467
Chevron Corp. 2.10% 2021	17,000	16,880
Chevron Corp. 2.498% 2022	40,760	40,994
Chevron Corp. 2.954% 2026	18,375	18,175
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,538
Columbia Pipeline Partners LP 3.30% 2020	1,090	1,111
Columbia Pipeline Partners LP 4.50% 2025	1,360	1,427
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,498
Concho Resources Inc. 4.375% 2025	2,650	2,680
ConocoPhillips 4.20% 2021	2,300	2,454
ConocoPhillips 4.95% 2026	32,105	35,694
ConocoPhillips 5.95% 2046	2,745	3,418
DCP Midstream Operating LP 4.95% 2022	1,495	1,517
Devon Energy Corp. 3.25% 2022	7,355	7,294
Devon Energy Corp. 5.85% 2025	12,085	13,884
Devon Energy Corp. 5.00% 2045	3,925	3,952
Diamond Offshore Drilling, Inc. 4.875% 2043	31,800	23,214
Ecopetrol SA 5.875% 2023	7,310	7,941
Ecopetrol SA 5.875% 2045	2,545	2,337
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,927
Enbridge Energy Partners, LP 4.375% 2020	18,415	19,425
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,605
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,333
Enbridge Energy Partners, LP 5.875% 2025	35,865	40,151
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,498

The Bond Fund of America — Page 4 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 7.375% 2045	$47,790	$58,457
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,820	21,766
Enbridge Inc. 5.60% 2017	17,750	17,750
Enbridge Inc. 4.00% 2023	24,605	25,319
Enbridge Inc. 3.50% 2024	9,715	9,552
Enbridge Inc. 4.25% 2026	3,750	3,835
Enbridge Inc. 5.50% 2046	20,855	22,250
Energy Transfer Partners, LP 4.15% 2020	3,000	3,117
Energy Transfer Partners, LP 5.875% 2024	1,375	1,468
Energy Transfer Partners, LP 4.75% 2026	12,100	12,473
Energy Transfer Partners, LP 4.20% 2027	1,760	1,742
Energy Transfer Partners, LP 5.50% 2027	1,315	1,381
Energy Transfer Partners, LP 6.125% 2045	22,270	23,812
Energy Transfer Partners, LP 5.30% 2047	6,735	6,489
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,084
EnLink Midstream Partners, LP 4.40% 2024	5,870	5,948
EnLink Midstream Partners, LP 4.15% 2025	17,190	17,011
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,801
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,395
Ensco PLC 5.20% 2025	1,860	1,623
Ensco PLC 5.75% 2044	2,380	1,797
Exxon Mobil Corp. 2.222% 2021	17,800	17,843
Exxon Mobil Corp. 4.114% 2046	885	916
Gazprom OJSC 6.51% 20221	8,350	9,263
Halliburton Co. 3.80% 2025	17,695	18,009
Halliburton Co. 5.00% 2045	17,715	18,678
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,353
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	14,297
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,176
Kinder Morgan Energy Partners, LP 4.25% 2024	8,880	9,005
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,734
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,209
Kinder Morgan Energy Partners, LP 5.40% 2044	4,500	4,464
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,100
Kinder Morgan Finance Co. 5.05% 2046	16,272	15,850
Kinder Morgan, Inc. 3.05% 2019	6,810	6,928
Kinder Morgan, Inc. 4.30% 2025	17,140	17,538
Kinder Morgan, Inc. 5.30% 2034	5,825	5,879
Kinder Morgan, Inc. 5.55% 2045	20,625	21,221
Korea NationL Oil Corp. 2.875% 20221	6,135	6,145
MPLX LP 4.125% 2027	2,400	2,391
MPLX LP 5.20% 2047	1,565	1,580
NGL Energy Partners LP 6.875% 2021	2,455	2,516
NGPL PipeCo LLC 7.119% 20171	39,435	40,717
NGPL PipeCo LLC 9.625% 20191	6,930	7,207
Noble Corp. PLC 5.75% 2018	400	408
Noble Corp. PLC 7.70% 2025	2,425	2,298
Noble Corp. PLC 8.70% 2045	4,155	3,843
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	4,186	2,313
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20221,3,4	8,782	3,293
Peabody Energy Corp. 6.00% 20221	575	574
Peabody Energy Corp. 6.375% 20251	575	571
Petrobras Global Finance Co. 8.375% 2021	15,500	17,573
Petrobras Global Finance Co. 6.125% 2022	4,715	4,955

The Bond Fund of America — Page 5 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 4.375% 2023	$3,670	$3,487
Petrobras Global Finance Co. 6.25% 2024	410	422
Petrobras Global Finance Co. 7.375% 2027	4,480	4,747
Petrobras Global Finance Co. 6.85% 2115	1,910	1,712
Petrobras International Finance Co. 5.375% 2021	13,500	13,936
Petróleos Mexicanos 6.375% 2021	19,960	21,701
Petróleos Mexicanos 5.375% 20221	44,070	46,370
Petróleos Mexicanos 3.50% 2023	5,000	4,777
Petróleos Mexicanos 4.625% 2023	14,100	14,216
Petróleos Mexicanos 4.50% 2026	6,725	6,463
Petróleos Mexicanos 6.875% 2026	12,315	13,700
Petróleos Mexicanos 7.47% 2026	MXN200,000	9,332
Petróleos Mexicanos 6.50% 20271	$16,290	17,544
Petróleos Mexicanos 5.50% 2044	7,543	6,695
Petróleos Mexicanos 6.375% 2045	6,500	6,371
Petróleos Mexicanos 5.625% 2046	8,525	7,623
Petróleos Mexicanos 6.75% 2047	35,102	35,720
Phillips 66 Partners LP 3.605% 2025	2,570	2,507
Phillips 66 Partners LP 3.55% 2026	10,335	9,890
Phillips 66 Partners LP 4.68% 2045	205	190
Phillips 66 Partners LP 4.90% 2046	1,855	1,772
Pioneer Natural Resources Co. 4.45% 2026	1,555	1,642
Plains All American Pipeline, LP 4.50% 2026	4,750	4,853
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20191,3	4,247	4,172
QGOG Constellation SA 6.25% 20191	2,775	1,748
Range Resources Corp. 4.875% 2025	3,000	2,888
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	2,073	2,188
Ras Laffan Liquefied Natural Gas III 6.332% 20273	1,000	1,150
Royal Dutch Shell PLC 1.375% 2019	27,000	26,684
Royal Dutch Shell PLC 1.75% 2021	29,350	28,545
Royal Dutch Shell PLC 2.50% 2026	3,190	3,013
Royal Dutch Shell PLC 3.75% 2046	27,825	25,646
Sabine Pass Liquefaction, LLC 5.625% 2021	925	997
Sabine Pass Liquefaction, LLC 6.25% 2022	12,350	13,706
Sabine Pass Liquefaction, LLC 5.625% 2023	14,000	15,206
Sabine Pass Liquefaction, LLC 5.75% 2024	16,750	18,283
Sabine Pass Liquefaction, LLC 5.625% 2025	26,740	29,033
Sabine Pass Liquefaction, LLC 5.875% 20261	11,200	12,369
Sabine Pass Liquefaction, LLC 5.00% 20271	33,535	35,091
Sabine Pass Liquefaction, LLC 4.20% 20281	18,080	17,844
Schlumberger BV 3.00% 20201	8,720	8,920
Schlumberger BV 3.625% 20221	11,425	11,865
Schlumberger BV 4.00% 20251	19,380	20,217
Shell International Finance BV 1.875% 2021	25,750	25,231
Shell International Finance BV 2.875% 2026	10,000	9,734
Shell International Finance BV 4.00% 2046	7,850	7,565
Southwestern Energy Co. 4.10% 2022	3,125	2,930
Southwestern Energy Co. 6.70% 2025	15,330	15,253
Spectra Energy Partners, LP 4.50% 2045	640	600
Sunoco LP 6.25% 2021	1,515	1,553
Tallgrass Energy Partners, LP 5.50% 20241	2,800	2,828
TC PipeLines, LP 4.375% 2025	9,030	9,161
Teekay Corp. 8.50% 2020	7,010	6,975
Tesoro Corp. 4.75% 20231	2,150	2,230

The Bond Fund of America — Page 6 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tesoro Corp. 5.125% 20261	$7,850	$8,274
Tesoro Logistics LP 5.50% 2019	1,115	1,182
Tesoro Logistics LP 6.125% 2021	700	734
Tesoro Logistics LP 6.375% 2024	990	1,077
Tesoro Logistics LP 5.25% 2025	625	655
TransCanada PipeLines Ltd. 6.50% 2018	7,500	7,965
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	3,580	3,696
Transocean Inc. 8.125% 2021	1,865	1,958
Transocean Inc. 5.55% 2022	5,135	4,856
Transocean Inc. 9.00% 20231	5,575	5,979
Transportadora de Gas Peru SA 4.25% 20281,3	2,535	2,567
Valero Energy Partners LP 4.375% 2026	6,795	6,870
Western Gas Partners LP 2.60% 2018	515	518
Western Gas Partners LP 4.00% 2022	2,460	2,529
Western Gas Partners LP 3.95% 2025	4,415	4,378
Western Gas Partners LP 4.65% 2026	3,655	3,771
Western Gas Partners LP 5.45% 2044	4,200	4,329
Williams Companies, Inc. 3.70% 2023	1,680	1,659
Williams Partners LP 5.25% 2020	4,125	4,441
Williams Partners LP 3.60% 2022	19,050	19,343
Williams Partners LP 4.50% 2023	3,200	3,353
Williams Partners LP 4.30% 2024	15,255	15,718
Williams Partners LP 4.00% 2025	13,685	13,765
Williams Partners LP 5.40% 2044	8,000	8,188
Williams Partners LP 4.90% 2045	1,585	1,531
Williams Partners LP 5.10% 2045	15,923	15,880
Woodside Finance Ltd. 4.60% 20211	9,565	10,038
Woodside Petroleum Ltd. 3.65% 20251	4,700	4,636
YPF SA 8.50% 20251	7,700	8,371
YPF SA 8.50% 2025	600	652
		1,711,312
Health care 5.12%
Abbott Laboratories 2.35% 2019	16,700	16,778
Abbott Laboratories 2.80% 2020	9,405	9,497
Abbott Laboratories 2.90% 2021	59,155	59,471
Abbott Laboratories 3.40% 2023	23,710	23,954
Abbott Laboratories 3.75% 2026	90,275	90,333
Abbott Laboratories 4.75% 2036	18,430	19,056
Abbott Laboratories 4.90% 2046	49,570	51,597
AbbVie Inc. 1.80% 2018	6,400	6,409
AbbVie Inc. 2.50% 2020	18,135	18,270
AbbVie Inc. 2.30% 2021	26,985	26,669
AbbVie Inc. 2.90% 2022	12,310	12,278
AbbVie Inc. 3.20% 2022	2,140	2,166
AbbVie Inc. 2.85% 2023	8,170	8,025
AbbVie Inc. 3.60% 2025	13,500	13,525
AbbVie Inc. 3.20% 2026	44,850	43,193
AbbVie Inc. 4.50% 2035	12,465	12,479
AbbVie Inc. 4.45% 2046	37,425	35,941
Aetna Inc. 1.70% 2018	27,770	27,777
Allergan PLC 2.35% 2018	14,250	14,315
Allergan PLC 3.00% 2020	30,830	31,358
Allergan PLC 3.45% 2022	12,040	12,282

The Bond Fund of America — Page 7 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.80% 2025	$47,160	$47,576
Allergan PLC 4.55% 2035	14,550	14,630
Allergan PLC 4.75% 2045	49,935	50,460
Amgen Inc. 1.85% 2021	13,235	12,866
Amgen Inc. 4.40% 2045	9,780	9,528
Bayer AG 2.375% 20191	5,150	5,187
Becton, Dickinson and Co. 1.80% 2017	3,729	3,732
Becton, Dickinson and Co. 2.675% 2019	2,792	2,833
Becton, Dickinson and Co. 4.685% 2044	2,015	2,111
Biogen Inc. 3.625% 2022	6,860	7,083
Biogen Inc. 5.20% 2045	6,950	7,540
Boston Scientific Corp. 2.85% 2020	10,015	10,160
Boston Scientific Corp. 3.375% 2022	5,000	5,100
Boston Scientific Corp. 3.85% 2025	9,500	9,661
Cardinal Health, Inc. 1.90% 2017	5,650	5,656
Cardinal Health, Inc. 1.70% 2018	2,210	2,211
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,249
Celgene Corp. 3.625% 2024	15,400	15,610
Celgene Corp. 3.875% 2025	6,725	6,885
Celgene Corp. 5.00% 2045	6,400	6,723
Centene Corp. 5.625% 2021	700	734
Centene Corp. 4.75% 2022	3,800	3,923
Centene Corp. 4.75% 2025	2,400	2,419
Community Health Systems Inc. 6.25% 2023	14,175	14,512
Concordia Healthcare Corp. 9.00% 20221	2,025	1,471
Concordia Healthcare Corp. 9.50% 20221	5,590	1,258
Concordia Healthcare Corp. 7.00% 20231	1,400	276
Dignity Health 3.125% 2022	4,100	4,097
EMD Finance LLC 2.40% 20201	37,585	37,591
EMD Finance LLC 2.95% 20221	21,145	21,225
EMD Finance LLC 3.25% 20251	39,185	38,787
Gilead Sciences, Inc. 2.95% 2027	5,750	5,459
Gilead Sciences, Inc. 4.15% 2047	1,270	1,183
HCA Inc. 5.875% 2022	7,000	7,717
HCA Inc. 5.25% 2026	2,100	2,205
HCA Inc. 4.50% 2027	6,225	6,241
Humana Inc. 3.85% 2024	10,950	11,228
Humana Inc. 3.95% 2027	4,750	4,865
Humana Inc. 4.95% 2044	3,785	4,004
Humana Inc. 4.80% 2047	3,950	4,145
inVentiv Health, Inc. 7.50% 20241	4,150	4,290
Kinetic Concepts, Inc. 12.50% 20211	5,955	6,625
Laboratory Corporation of America Holdings 4.70% 2045	4,780	4,630
Medtronic, Inc. 3.35% 2027	16,390	16,526
Molina Healthcare, Inc. 5.375% 2022	6,065	6,304
Mylan Laboratories Inc. 2.50% 2019	10,500	10,553
Mylan Laboratories Inc. 3.15% 2021	28,685	28,832
Novartis Capital Corp. 2.40% 2022	15,000	14,919
Novartis Capital Corp. 3.10% 2027	16,000	15,931
Pfizer Inc. 7.20% 2039	1,829	2,613
Roche Holdings, Inc. 1.75% 20221	13,580	13,118
Roche Holdings, Inc. 2.375% 20271	10,115	9,538
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,5,6,7,8	7,466	7,429
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 20182,3,5,6,7	3,474	3,457

The Bond Fund of America — Page 8 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20192,3,5,6,7	$2,715	$2,701
Shire PLC 1.90% 2019	34,520	34,265
Shire PLC 2.40% 2021	74,487	73,021
Shire PLC 2.875% 2023	55,125	53,556
Shire PLC 3.20% 2026	53,490	51,179
Tenet Healthcare Corp. 4.375% 2021	4,000	4,020
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,505	7,955
Teva Pharmaceutical Finance Company BV 1.40% 2018	23,725	23,592
Teva Pharmaceutical Finance Company BV 1.70% 2019	24,205	23,940
Teva Pharmaceutical Finance Company BV 2.20% 2021	37,990	36,588
Teva Pharmaceutical Finance Company BV 2.80% 2023	32,240	30,637
Teva Pharmaceutical Finance Company BV 3.15% 2026	67,135	61,984
Teva Pharmaceutical Finance Company BV 4.10% 2046	40,380	34,912
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,299
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,208
UnitedHealth Group Inc. 6.00% 2017	17,920	18,091
UnitedHealth Group Inc. 1.90% 2018	7,750	7,785
UnitedHealth Group Inc. 3.75% 2025	5,680	5,937
UnitedHealth Group Inc. 3.375% 2027	2,175	2,195
UnitedHealth Group Inc. 3.45% 2027	14,795	15,023
UnitedHealth Group Inc. 4.625% 2035	1,475	1,608
UnitedHealth Group Inc. 4.75% 2045	2,455	2,696
VPI Escrow Corp. 7.50% 20211	3,000	2,640
VPI Escrow Corp. 6.50% 20221	6,225	6,420
VPI Escrow Corp. 7.00% 20241	2,000	2,057
VRX Escrow Corp. 5.875% 20231	5,000	3,906
WellCare Health Plans, Inc. 5.25% 2025	2,325	2,403
WellPoint, Inc. 2.30% 2018	6,680	6,711
WellPoint, Inc. 2.25% 2019	18,500	18,576
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,018
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,427
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,041
Zimmer Holdings, Inc. 3.55% 2025	12,520	12,400
		1,665,070
Consumer discretionary 3.68%
21st Century Fox America, Inc. 4.95% 2045	415	431
21st Century Fox America, Inc. 4.75% 20461	4,600	4,628
Amazon.com, Inc. 3.80% 2024	8,775	9,306
Amazon.com, Inc. 4.95% 2044	4,500	5,107
American Axle & Manufacturing Holdings, Inc. 6.50% 20271	1,700	1,699
American Honda Finance Corp. 1.20% 2019	13,500	13,322
American Honda Finance Corp. 2.25% 2019	13,500	13,621
American Honda Finance Corp. 1.65% 2021	10,625	10,302
American Honda Finance Corp. 1.70% 2021	8,015	7,786
Bayerische Motoren Werke AG 1.45% 20191	14,700	14,532
Bayerische Motoren Werke AG 2.15% 20201	2,000	2,001
Bayerische Motoren Werke AG 1.85% 20211	11,600	11,238
Bayerische Motoren Werke AG 2.00% 20211	21,500	21,085
Bayerische Motoren Werke AG 2.25% 20231	3,900	3,750
CBS Corp. 1.95% 2017	2,000	2,001
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	22,290	23,501
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	14,490	15,326
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	36,500	36,842

The Bond Fund of America — Page 9 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035	$7,875	$8,979
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,930
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20471	4,345	4,380
Comcast Corp. 3.00% 2024	14,500	14,504
Comcast Corp. 2.35% 2027	11,635	10,670
Comcast Corp. 3.30% 2027	39,100	38,754
Comcast Corp. 4.60% 2045	20,000	20,663
Cumulus Media Holdings Inc. 7.75% 2019	2,445	868
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 20202,3,7	3,000	2,251
Daimler Finance NA LLC 2.70% 20201	3,500	3,531
DaimlerChrysler North America Holding Corp. 1.375% 20171	13,080	13,079
DaimlerChrysler North America Holding Corp. 1.875% 20181	13,450	13,464
DaimlerChrysler North America Holding Corp. 2.375% 20181	7,700	7,757
DaimlerChrysler North America Holding Corp. 1.50% 20191	18,000	17,750
DaimlerChrysler North America Holding Corp. 2.25% 20201	2,315	2,314
DaimlerChrysler North America Holding Corp. 2.00% 20211	21,050	20,484
DaimlerChrysler North America Holding Corp. 2.20% 20211	17,580	17,204
DaimlerChrysler North America Holding Corp. 2.875% 20211	26,250	26,501
DaimlerChrysler North America Holding Corp. 3.30% 20251	2,000	2,000
DaimlerChrysler North America Holding Corp. 3.45% 20271	3,515	3,529
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,535
DISH DBS Corp. 4.25% 2018	1,200	1,223
Dollar General Corp. 4.125% 2017	938	946
Dollar General Corp. 1.875% 2018	1,817	1,819
Ford Motor Co. 4.346% 2026	24,855	25,355
Ford Motor Co. 4.75% 2043	2,500	2,357
Ford Motor Co. 5.291% 2046	11,750	11,809
Ford Motor Credit Co. 2.145% 2018	11,615	11,647
Ford Motor Credit Co. 2.375% 2018	7,440	7,474
Ford Motor Credit Co. 2.262% 2019	18,000	18,052
Ford Motor Credit Co. 2.375% 2019	22,325	22,412
Ford Motor Credit Co. 2.597% 2019	21,820	21,950
Ford Motor Credit Co. 2.459% 2020	8,040	8,018
Ford Motor Credit Co. 2.681% 2020	11,150	11,230
Ford Motor Credit Co. 3.157% 2020	31,000	31,527
Ford Motor Credit Co. 3.20% 2021	5,600	5,664
Ford Motor Credit Co. 3.336% 2021	4,500	4,555
Ford Motor Credit Co. 3.339% 2022	7,520	7,554
Ford Motor Credit Co. 3.096% 2023	2,000	1,952
Ford Motor Credit Co. 3.81% 2024	8,600	8,613
General Motors Co. 5.00% 2035	2,000	1,984
General Motors Co. 6.60% 2036	490	565
General Motors Co. 6.75% 2046	1,210	1,422
General Motors Financial Co. 2.40% 2019	21,800	21,856
General Motors Financial Co. 3.10% 2019	6,000	6,099
General Motors Financial Co. 3.50% 2019	3,715	3,818
General Motors Financial Co. 3.20% 2021	23,000	23,107
General Motors Financial Co. 4.20% 2021	4,500	4,701
General Motors Financial Co. 4.375% 2021	9,100	9,578
General Motors Financial Co. 3.45% 2022	14,955	15,045
General Motors Financial Co. 3.45% 2022	12,000	12,121
General Motors Financial Co. 3.70% 2023	11,250	11,350
General Motors Financial Co. 4.30% 2025	2,200	2,238
General Motors Financial Co. 4.00% 2026	11,500	11,355

The Bond Fund of America — Page 10 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Grupo Televisa, SAB 6.625% 2040	$5,200	$5,696
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,030
Hilton Worldwide Holdings Inc. 4.25% 20241	$4,275	4,243
Home Depot, Inc. 2.125% 2026	4,815	4,473
Home Depot, Inc. 4.25% 2046	1,200	1,252
Hyundai Capital America 2.00% 20191	7,605	7,538
Hyundai Capital America 2.55% 20201	11,830	11,837
Hyundai Capital America 3.00% 20201	2,000	2,016
Hyundai Capital America 2.45% 20211	18,000	17,715
Hyundai Capital America 3.10% 20221	13,890	13,874
Hyundai Capital Services Inc. 1.625% 20191	6,150	6,039
Lennar Corp. 4.125% 2022	14,500	14,681
Lowe’s Companies, Inc. 2.50% 2026	6,000	5,705
McDonald’s Corp. 2.625% 2022	9,925	9,926
McDonald’s Corp. 3.70% 2026	7,065	7,239
McDonald’s Corp. 3.50% 2027	11,000	11,045
McDonald’s Corp. 4.875% 2045	8,000	8,540
McDonald’s Corp. 4.45% 2047	11,250	11,330
NBCUniversal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.707% 20181,2	10,425	10,490
NBCUniversal Enterprise, Inc. 5.25% 20491	17,895	18,834
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,226
Newell Rubbermaid Inc. 3.15% 2021	27,255	27,907
Newell Rubbermaid Inc. 3.85% 2023	16,875	17,489
Newell Rubbermaid Inc. 4.20% 2026	24,595	25,623
Newell Rubbermaid Inc. 5.50% 2046	17,095	19,468
Nissan Motor Co., Ltd. 1.55% 20191	12,420	12,248
RCI Banque 3.50% 20181	12,000	12,183
Schaeffler Verwaltungs 4.75% 2026 (100% PIK)1,8	5,215	5,098
Starbucks Corp. 2.10% 2021	725	727
Starbucks Corp. 2.70% 2022	1,500	1,525
Starbucks Corp. 4.30% 2045	1,750	1,860
Thomson Reuters Corp. 1.65% 2017	16,600	16,607
Thomson Reuters Corp. 6.50% 2018	13,675	14,473
Thomson Reuters Corp. 4.30% 2023	8,805	9,313
Thomson Reuters Corp. 3.35% 2026	6,000	5,854
Thomson Reuters Corp. 5.65% 2043	1,905	2,122
TI Automotive Ltd. 8.75% 20231	855	911
Time Warner Cable Inc. 6.75% 2018	11,650	12,322
Toyota Motor Credit Corp. 2.15% 2020	13,500	13,570
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,914
Toyota Motor Credit Corp. 2.25% 2023	8,450	8,171
Toyota Motor Credit Corp. 3.20% 2027	12,115	12,166
Volkswagen Group of America Finance, LLC 1.65% 20181	10,500	10,472
Volkswagen Group of America Finance, LLC 2.40% 20201	5,000	4,983
Volkswagen International Finance NV 2.125% 20181	1,500	1,502
Walt Disney Co. 1.85% 2026	5,300	4,797
WPP Finance 2010 3.75% 2024	3,000	3,046
		1,196,101
Utilities 2.82%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20211	1,055	1,182
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20231	5,610	5,686
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,823
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20361	1,000	1,215

The Bond Fund of America — Page 11 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Electric Power Co., Inc. 1.65% 2017	$7,180	$7,179
American Electric Power Co., Inc. 2.75% 2026	7,183	6,807
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,020
CenterPoint Energy, Inc. 2.40% 2026	3,220	3,032
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	14,257
CMS Energy Corp. 8.75% 2019	4,352	4,971
CMS Energy Corp. 6.25% 2020	21	23
CMS Energy Corp. 5.05% 2022	31,018	33,987
CMS Energy Corp. 3.60% 2025	1,640	1,645
CMS Energy Corp. 3.00% 2026	13,908	13,366
CMS Energy Corp. 2.95% 2027	5,937	5,639
Colbun SA 6.00% 20201	2,400	2,607
Colbun SA 4.50% 20241	2,450	2,505
Comision Federal de Electricidad 4.875% 20241	2,500	2,584
Comision Federal de Electricidad 4.75% 20271	1,875	1,884
Commonwealth Edison Company 2.55% 2026	2,825	2,689
Consolidated Edison Company of New York, Inc. 3.85% 2046	1,200	1,155
Consumers Energy Co. 5.65% 2020	1,030	1,141
Consumers Energy Co. 3.375% 2023	307	318
Dominion Resources, Inc. 1.875% 20181	14,700	14,680
Dominion Resources, Inc. 1.60% 2019	3,210	3,171
Dominion Resources, Inc. 2.962% 2019	2,550	2,587
Dominion Resources, Inc. 4.104% 2021	17,390	18,153
Dominion Resources, Inc. 2.75% 2022	4,078	4,061
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	8,818
Duke Energy Corp. 1.80% 2021	4,875	4,713
Duke Energy Corp. 2.65% 2026	19,363	18,005
Duke Energy Florida, LLC 1.85% 2020	1,416	1,415
Duke Energy Florida, LLC 3.20% 2027	6,565	6,606
Duke Energy Ohio, Inc. 3.70% 2046	425	398
E.ON International Finance BV 5.80% 20181	15,000	15,627
EDP Finance BV 4.125% 20201	28,600	29,447
EDP Finance BV 5.25% 20211	3,500	3,748
Electricité de France SA 4.875% 20441	250	249
Electricité de France SA 4.95% 20451	9,600	9,670
Electricité de France SA 5.25% 20491	4,750	4,697
Electricité de France SA 6.00% 2114	£300	516
Emera Inc. 6.75% 2076	$14,811	16,237
Emera US Finance LP 2.15% 2019	7,135	7,136
Emera US Finance LP 2.70% 2021	3,950	3,931
Emera US Finance LP 3.55% 2026	6,595	6,495
Emera US Finance LP 4.75% 2046	4,000	4,051
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,546
Enel Finance International SA 6.00% 20391	2,210	2,526
Enel Società per Azioni 8.75% 20731	9,500	10,949
Entergy Corp. 5.59% 2024	611	707
Entergy Corp. 2.40% 2026	5,399	5,068
Entergy Corp. 2.95% 2026	11,479	10,914
Entergy Corp. 4.44% 2026	3	3
Entergy Louisiana, LLC 3.30% 2022	2	2
Eversource Energy 2.50% 2021	10,002	9,924
Eversource Energy 2.375% 2022	1,412	1,390
Eversource Energy 2.75% 2022	3,295	3,307
Eversource Energy 2.80% 2023	1,869	1,853

The Bond Fund of America — Page 12 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 2.50% 2022	$39,865	$40,275
FirstEnergy Corp. 7.375% 2031	18,691	24,417
FirstEnergy Corp., Series B, 4.25% 2023	25,746	26,635
Great Plains Energy Inc. 2.50% 2020	19,700	19,824
Great Plains Energy Inc. 3.15% 2022	26,450	26,743
Great Plains Energy Inc. 3.90% 2027	46,500	46,977
Great Plains Energy Inc. 4.85% 2047	11,448	11,779
Iberdrola Finance Ireland 5.00% 20191	4,000	4,257
Israel Electric Corp. Ltd. 8.10% 20961	6,250	7,656
MidAmerican Energy Co. 3.95% 2047	285	284
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,320
Mississippi Power Co. 4.25% 2042	16,893	14,515
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	20,031
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,776
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,594	6,168
New York State Electric & Gas Corp. 3.25% 20261	7,200	7,170
Niagara Mohawk Power Corp. 3.508% 20241	8,470	8,677
Niagara Mohawk Power Corp. 4.278% 20341	3,000	3,064
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	1,252	1,227
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	2,038	2,028
NV Energy, Inc 6.25% 2020	12,300	13,824
Ohio Power Co., Series G, 6.60% 2033	2,090	2,596
Ohio Power Co., Series D, 6.60% 2033	353	433
Pacific Gas and Electric Co. 3.25% 2021	2,158	2,210
Pacific Gas and Electric Co. 3.25% 2023	14,072	14,343
Pacific Gas and Electric Co. 3.85% 2023	92	97
Pacific Gas and Electric Co. 3.40% 2024	2,016	2,056
Pacific Gas and Electric Co. 3.75% 2024	301	315
Pacific Gas and Electric Co. 2.95% 2026	948	929
Pacific Gas and Electric Co. 3.30% 2027	4,438	4,470
Pacific Gas and Electric Co. 4.25% 2046	3,938	4,047
PacifiCorp. 3.35% 2025	5,900	5,972
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,307
PG&E Corp. 2.40% 2019	4,945	4,982
Progress Energy, Inc. 7.05% 2019	3,100	3,388
Progress Energy, Inc. 7.00% 2031	4,000	5,280
Progress Energy, Inc. 7.75% 2031	3,040	4,243
Public Service Co. of Colorado 5.80% 2018	9,606	10,111
Public Service Co. of Colorado 2.25% 2022	1,921	1,884
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,009
Public Service Enterprise Group Inc. 1.60% 2019	9,650	9,553
Public Service Enterprise Group Inc. 2.00% 2021	13,999	13,572
Puget Energy, Inc. 6.50% 2020	12,086	13,545
Puget Energy, Inc. 6.00% 2021	8,500	9,478
Puget Energy, Inc. 5.625% 2022	20,391	22,584
Puget Energy, Inc. 3.65% 2025	884	878
Sierra Pacific Power Co. 2.60% 2026	2,960	2,840
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	794	812
Southern California Edison Co. 1.845% 20223	8,339	8,234
Southern California Edison Co., 4.00% 2047	4,200	4,209
Southern Co. 2.15% 2019	9,325	9,328
Southern Co. 2.35% 2021	5,500	5,405
Southern Co. 4.40% 2046	7,600	7,291
Talen Energy Corp. 4.625% 20191	1,400	1,435

The Bond Fund of America — Page 13 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Tampa Electric Co. 2.60% 2022	$1,200	$1,183
Teco Finance, Inc. (3-month USD-LIBOR + 0.60%) 1.610% 20182	680	680
Teco Finance, Inc. 5.15% 2020	10,154	10,845
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	135	137
Virginia Electric and Power Co. 1.20% 2018	5,000	4,985
Virginia Electric and Power Co. 2.75% 2023	634	631
Virginia Electric and Power Co. 2.95% 2026	9,645	9,433
Virginia Electric and Power Co. 3.50% 2027	5,900	6,033
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,157
Xcel Energy Inc. 4.70% 2020	15,460	16,432
Xcel Energy Inc. 2.60% 2022	6,710	6,686
Xcel Energy Inc. 3.30% 2025	3,094	3,104
Xcel Energy Inc. 6.50% 2036	5,000	6,329
Xcel Energy Inc. 4.80% 2041	719	745
		915,178
Information technology 2.12%
Analog Devices, Inc. 2.50% 2021	3,635	3,604
Analog Devices, Inc. 3.125% 2023	8,750	8,719
Analog Devices, Inc. 3.50% 2026	6,350	6,301
Apple Inc. 1.55% 2021	16,675	16,181
Apple Inc. 2.25% 2021	13,250	13,296
Apple Inc. 2.50% 2022	15,000	15,075
Apple Inc. 3.00% 2024	13,630	13,756
Apple Inc. 3.35% 2027	41,685	42,126
Apple Inc. 4.25% 2047	6,800	6,897
BMC Software, Inc. 8.125% 20211	3,050	3,088
Broadcom Ltd. 3.00% 20221	82,125	81,968
Broadcom Ltd. 3.625% 20241	48,750	49,170
Broadcom Ltd. 3.875% 20271	130,250	131,331
Camelot Finance SA 7.875% 20241	5,975	6,348
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.75% 20252,3,7	1,225	1,216
Cisco Systems, Inc. 1.85% 2021	23,420	22,980
Dell Inc. 2.65% 2020	13,250	12,918
Dell Inc. 4.42% 20211	6,410	6,709
Harris Corp. 1.999% 2018	6,800	6,811
Harris Corp. 2.70% 2020	3,010	3,040
Harris Corp. 3.832% 2025	1,890	1,927
Harris Corp. 4.854% 2035	2,210	2,367
International Business Machines Corp. 3.45% 2026	3,400	3,485
JDA Software Group, Inc. 7.375% 20241	1,400	1,463
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 20242,3,7	1,475	1,525
Microsoft Corp. 1.55% 2021	25,245	24,628
Microsoft Corp. 2.40% 2022	27,065	27,243
Microsoft Corp. 2.875% 2024	20,600	20,746
Microsoft Corp. 2.40% 2026	13,200	12,496
Microsoft Corp. 3.30% 2027	40,710	41,417
Microsoft Corp. 3.70% 2046	10,600	9,955
Microsoft Corp. 4.25% 2047	19,625	20,161
Oracle Corp. 1.90% 2021	18,000	17,703
Oracle Corp. 2.80% 2021	5,600	5,718
Oracle Corp. 2.65% 2026	12,000	11,439
Oracle Corp. 4.00% 2046	4,725	4,518

The Bond Fund of America — Page 14 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Seagate Technology LLC 4.25% 20221	$7,250	$7,185
Symantec Corp 5.00% 20251	10,150	10,398
Visa Inc. 3.15% 2025	13,200	13,259
		689,167
Real estate 1.87%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,832
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,428
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	797
Alexandria Real Estate Equities, Inc. 3.95% 2028	7,910	7,904
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	781
American Campus Communities, Inc. 3.35% 2020	19,670	20,001
American Campus Communities, Inc. 3.75% 2023	17,860	18,282
American Campus Communities, Inc. 4.125% 2024	14,675	15,127
American Tower Corp. 3.40% 2019	18,075	18,486
AvalonBay Communities, Inc. 4.20% 2023	5,000	5,294
Boston Properties, Inc. 3.65% 2026	6,950	6,935
Brandywine Operating Partnership, LP 5.70% 2017	25	25
Brandywine Operating Partnership, LP 3.95% 2023	100	100
Corporate Office Properties LP 3.60% 2023	2,834	2,758
Corporate Office Properties LP 5.25% 2024	936	986
Corporate Office Properties LP 5.00% 2025	9,320	9,730
Crown Castle International Corp. 2.25% 2021	7,750	7,541
CyrusOne Inc., 5.00% 20241	3,575	3,682
CyrusOne Inc., 5.375% 20271	1,500	1,519
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,523
Developers Diversified Realty Corp. 7.50% 2017	32,727	32,727
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,253
Developers Diversified Realty Corp. 7.875% 2020	19,859	22,985
EPR Properties 4.50% 2025	8,650	8,653
EPR Properties 4.75% 2026	11,080	11,165
Equinix, Inc. 5.375% 2027	30,880	31,961
Essex Portfolio L.P. 3.625% 2022	4,370	4,482
Essex Portfolio L.P. 3.25% 2023	4,935	4,922
Essex Portfolio L.P. 3.875% 2024	5,500	5,623
Essex Portfolio L.P. 3.50% 2025	4,800	4,763
Essex Portfolio L.P. 3.375% 2026	3,845	3,743
Hospitality Properties Trust 6.70% 2018	28,005	28,381
Hospitality Properties Trust 4.25% 2021	19,750	20,536
Hospitality Properties Trust 5.00% 2022	10,800	11,515
Hospitality Properties Trust 4.50% 2023	15,765	16,324
Hospitality Properties Trust 4.50% 2025	1,200	1,206
Hospitality Properties Trust 5.25% 2026	8,250	8,659
Howard Hughes Corp. 5.375% 20251	14,250	14,143
Kimco Realty Corp. 4.30% 2018	10,500	10,652
Kimco Realty Corp. 6.875% 2019	4,000	4,457
Kimco Realty Corp. 3.40% 2022	14,577	14,729
Kimco Realty Corp. 3.80% 2027	16,775	16,706
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,131
Omega Healthcare Investors, Inc. 5.25% 2026	3,800	3,974
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,706
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,062
Prologis, Inc. 3.35% 2021	15,250	15,715
Prologis, Inc. 4.25% 2023	6,390	6,800

The Bond Fund of America — Page 15 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 2.375% 20191	$810	$813
Scentre Group 2.375% 20211	11,410	11,263
Scentre Group 3.25% 20251	10,655	10,444
Scentre Group 3.50% 20251	13,070	13,075
Scentre Group 3.75% 20271	9,675	9,755
Select Income REIT 4.15% 2022	8,710	8,799
Simon Property Group, LP 2.35% 2022	5,450	5,362
Simon Property Group, LP 3.25% 2026	11,500	11,289
UDR, Inc. 3.70% 2020	1,430	1,475
WEA Finance LLC 2.70% 20191	17,525	17,696
WEA Finance LLC 3.25% 20201	34,845	35,539
Westfield Corp. Ltd. 3.15% 20221	24,115	24,129
		606,343
Consumer staples 1.60%
Altria Group, Inc. 2.625% 2020	15,195	15,392
Altria Group, Inc. 2.95% 2023	6,500	6,473
Altria Group, Inc. 4.00% 2024	3,600	3,791
Altria Group, Inc. 2.625% 2026	2,585	2,449
Altria Group, Inc. 4.50% 2043	3,500	3,562
Altria Group, Inc. 5.375% 2044	3,105	3,554
Altria Group, Inc. 3.875% 2046	20,845	19,366
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,899
Anheuser-Busch InBev NV 3.30% 2023	7,725	7,872
Anheuser-Busch InBev NV 3.65% 2026	43,345	43,906
Anheuser-Busch InBev NV 4.90% 2046	3,750	4,065
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.50% 20252,3,7	2,375	2,325
British American Tobacco International Finance PLC 2.75% 20201	6,200	6,257
British American Tobacco International Finance PLC 3.50% 20221	4,495	4,590
British American Tobacco International Finance PLC 3.95% 20251	6,200	6,349
CVS Health Corp. 1.90% 2018	5,150	5,161
CVS Health Corp. 2.80% 2020	5,150	5,240
CVS Health Corp. 3.50% 2022	5,150	5,306
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.482% 20232,3,7	20,025	19,996
Imperial Tobacco Finance PLC 2.05% 20181	3,050	3,054
Imperial Tobacco Finance PLC 3.50% 20231	2,673	2,706
Kraft Heinz Co. 4.375% 2046	5,010	4,700
Molson Coors Brewing Co. 1.45% 2019	4,980	4,918
Molson Coors Brewing Co. 1.90% 20191	11,790	11,788
Molson Coors Brewing Co. 2.25% 20201	10,105	10,114
Molson Coors Brewing Co. 2.10% 2021	6,705	6,560
Molson Coors Brewing Co. 3.00% 2026	15,930	15,177
Molson Coors Brewing Co. 4.20% 2046	710	667
Mondelez International, Inc. 1.625% 20191	27,300	26,902
PepsiCo, Inc. 1.70% 2021	2,630	2,566
PepsiCo, Inc. 2.375% 2026	1,400	1,328
PepsiCo, Inc. 3.45% 2046	1,500	1,360
Pernod Ricard SA 4.45% 20221	13,700	14,598
Philip Morris International Inc. 2.00% 2020	12,940	12,914
Philip Morris International Inc. 2.625% 2022	5,935	5,932
Philip Morris International Inc. 2.75% 2026	14,100	13,584
Philip Morris International Inc. 4.25% 2044	25,195	24,995
Post Holdings, Inc. 5.75% 20271	8,000	8,020
Reynolds American Inc. 2.30% 2018	4,365	4,392

The Bond Fund of America — Page 16 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 3.25% 2020	$12,135	$12,459
Reynolds American Inc. 3.25% 2022	19,360	19,383
Reynolds American Inc. 4.00% 2022	4,140	4,350
Reynolds American Inc. 4.85% 2023	3,750	4,074
Reynolds American Inc. 4.45% 2025	20,470	21,581
Reynolds American Inc. 5.70% 2035	750	860
Reynolds American Inc. 4.75% 2042	2,500	2,499
Reynolds American Inc. 6.15% 2043	5,700	6,893
Reynolds American Inc. 5.85% 2045	14,450	17,045
Smithfield Foods, Inc. 3.35% 20221	8,625	8,624
Walgreens Boots Alliance, Inc. 1.75% 2018	13,300	13,319
Walgreens Boots Alliance, Inc. 2.60% 2021	18,445	18,483
Walgreens Boots Alliance, Inc. 3.10% 2023	875	875
Walgreens Boots Alliance, Inc. 3.45% 2026	1,615	1,577
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,044
WM. Wrigley Jr. Co 2.90% 20191	2,800	2,851
WM. Wrigley Jr. Co 3.375% 20201	36,879	38,160
		518,905
Telecommunication services 1.29%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,307
AT&T Inc. 3.00% 2022	$14,600	14,532
AT&T Inc. 3.80% 2024	42,143	42,657
AT&T Inc. 3.40% 2025	12,400	12,019
AT&T Inc. 4.250% 2027	31,159	31,675
AT&T Inc. 8.25% 2031	2,534	3,470
AT&T Inc. 5.45% 2047	23,683	24,202
AT&T Inc. 4.50% 2048	4,100	3,686
CenturyLink, Inc. 7.50% 2024	6,200	6,570
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.00% 20242,3,7	4,125	4,157
Deutsche Telekom International Finance BV 1.50% 20191	18,900	18,602
Deutsche Telekom International Finance BV 1.95% 20211	38,200	36,936
Deutsche Telekom International Finance BV 2.82% 20221	24,050	23,935
Deutsche Telekom International Finance BV 3.60% 20271	2,088	2,083
Digicel Group Ltd. 6.00% 20211	4,465	4,080
Digicel Group Ltd. 7.125% 20221	1,975	1,545
France Télécom 9.00% 2031	5,053	7,440
Frontier Communications Corp. 11.00% 2025	5,000	4,872
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)2,3,7,8	1,692	1,648
Orange SA 2.75% 2019	3,230	3,269
SoftBank Group Corp. 3.36% 20231,3	41,425	41,529
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,639
TELUS Corp. 3.70% 2027	10,000	10,031
Verizon Communications Inc. 2.946% 20221	33,295	33,187
Verizon Communications Inc. 5.15% 2023	28,164	30,953
Verizon Communications Inc. 4.125% 2027	7,216	7,355
Verizon Communications Inc. 4.125% 2046	10,500	9,094
Verizon Communications Inc. 4.522% 2048	27,375	25,017
Zayo Group Holdings, Inc. 5.75% 20271	2,700	2,855
		419,345

The Bond Fund of America — Page 17 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 1.16%	Principal amount (000)	Value (000)
3M Co. 1.625% 2021	$2,200	$2,151
3M Co. 2.25% 2026	5,000	4,688
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,012
AerCap Holdings NV 3.75% 2019	1,850	1,900
Air Lease Corp. 2.125% 2020	6,500	6,455
European Aeronautic Defence and Space Company 2.70% 20231	885	882
Bohai Financial Investment Holding Co., Ltd. 5.50% 20241	3,425	3,571
Caterpillar Financial Services Corp. 1.90% 2019	20,000	20,004
Caterpillar Inc. 2.10% 2020	38,520	38,538
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	585	598
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	762	769
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	40	42
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	3,983	4,236
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	171	176
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 20213	102	108
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20223	2,535	2,678
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20223	6,018	6,424
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20223	5,355	5,870
Corporate Risk Holdings LLC 9.50% 20191	3,315	3,522
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,5,6,8	1,218	1,328
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20243	1,072	1,197
ENA Norte Trust 4.95% 20281,3	2,772	2,869
ERAC USA Finance Co. 2.60% 20211	7,500	7,381
ERAC USA Finance Co. 2.70% 20231	4,725	4,535
ERAC USA Finance Co. 4.20% 20461	4,560	4,162
Euramax International, Inc. 12.00% 20201	2,075	2,282
FedEx Corp. 3.25% 2026	16,100	15,985
FedEx Corp. 4.75% 2045	1,080	1,110
FedEx Corp. 4.40% 2047	7,500	7,329
Fortive Corp. 2.35% 20211	3,550	3,510
General Electric Capital Corp. 2.342% 2020	16,841	16,915
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,304
General Electric Corp. 5.25% 2017	4,377	4,488
Hardwoods Acquisition Inc 7.50% 20211	1,400	1,253
Honeywell International Inc. 1.85% 2021	20,575	20,184
Honeywell International Inc. 2.50% 2026	12,375	11,722
Lima Metro Line Finance Ltd. 5.875% 20341,3	3,167	3,381
Lockheed Martin Corp. 1.85% 2018	1,100	1,103
Lockheed Martin Corp. 2.50% 2020	6,245	6,293
Lockheed Martin Corp. 3.10% 2023	1,345	1,365
Lockheed Martin Corp. 3.55% 2026	7,350	7,475
Lockheed Martin Corp. 4.50% 2036	715	762
Lockheed Martin Corp. 4.70% 2046	3,935	4,278
Red de Carreteras de Occidente 9.00% 20283	MXN61,570	3,129
Republic Services, Inc. 3.55% 2022	$500	519
Rockwell Collins, Inc. 2.80% 2022	18,460	18,524
Rockwell Collins, Inc. 3.20% 2024	9,105	9,099
Roper Technologies, Inc. 2.80% 2021	860	862
Roper Technologies, Inc. 3.80% 2026	2,080	2,093
Siemens AG 1.30% 20191	14,750	14,509
Siemens AG 2.15% 20201	5,000	5,001
Siemens AG 1.70% 20211	13,500	13,022
Siemens AG 2.70% 20221	31,405	31,456
Siemens AG 2.90% 20221	5,000	5,041

The Bond Fund of America — Page 18 of 44

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 2.35% 20261	$9,595	$8,922
Siemens AG 4.40% 20451	2,000	2,094
Snap-on Inc. 3.25% 2027	11,700	11,838
Union Pacific Corp. 5.75% 2017	12,250	12,561
		376,505
Materials 0.60%
Agrium Inc. 4.125% 2035	4,945	4,752
Air Liquide SA 1.75% 20211	5,025	4,858
Air Liquide SA 2.50% 20261	7,400	6,949
ArcelorMittal 7.50% 2041	4,095	4,597
Ardagh Packaging Finance 4.25% 20221	7,775	7,870
BHP Billiton Finance (USA) Ltd. 3.85% 2023	3,400	3,613
BHP Billiton Finance Ltd. 6.25% 20751	7,995	8,677
BHP Billiton Finance Ltd. 6.75% 20751	6,445	7,305
CRH America, Inc. 3.875% 20251	5,100	5,242
CRH America, Inc. 5.125% 20451	2,000	2,198
Dow Chemical Co. 4.125% 2021	2,500	2,655
Dow Chemical Co. 4.625% 2044	1,100	1,132
Ecolab Inc. 3.25% 2023	2,260	2,301
Ecolab Inc. 2.70% 2026	2,355	2,240
First Quantum Minerals Ltd. 7.25% 20221	5,000	5,169
First Quantum Minerals Ltd. 7.50% 20251	3,000	3,037
Georgia-Pacific Corp. 5.40% 20201	2,000	2,199
Holcim Ltd. 5.15% 20231	3,315	3,641
International Paper Co. 3.65% 2024	8,900	9,080
LYB International Finance BV 3.50% 2027	24,165	23,761
LYB International Finance BV 4.875% 2044	800	834
LyondellBasell Industries NV 6.00% 2021	1,900	2,153
Olin Corp. 5.125% 2027	1,975	2,013
Packaging Corp. of America 4.50% 2023	1,585	1,696
Potash Corp. of Saskatchewan Inc. 4.00% 2026	9,120	9,354
Praxair, Inc. 2.25% 2020	8,339	8,391
Praxair, Inc. 3.00% 2021	3,500	3,595
Rio Tinto Finance PLC 3.75% 2025	12,000	12,487
Rio Tinto PLC 4.125% 2042	1,500	1,494
Vale Overseas Ltd. 5.875% 2021	21,450	23,040
Vale Overseas Ltd. 4.375% 2022	1,050	1,070
Vale Overseas Ltd. 6.25% 2026	15,375	16,739
Yara International ASA 7.875% 20191	2,175	2,422
		196,564
Total corporate bonds & notes		10,846,749
U.S. Treasury bonds & notes 29.59% U.S. Treasury 24.29%
U.S. Treasury 0.75% 2019	19,000	18,750
U.S. Treasury 1.125% 2019	15,650	15,621
U.S. Treasury 1.25% 2019	79,000	78,987
U.S. Treasury 1.625% 2019	121,450	122,020
U.S. Treasury 1.25% 20209	252,400	250,605
U.S. Treasury 1.25% 2020	12,750	12,669
U.S. Treasury 1.375% 2020	34,759	34,381
U.S. Treasury 1.50% 2020	59,650	59,503

The Bond Fund of America — Page 19 of 44

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2020	$915,002	$918,360
U.S. Treasury 1.625% 20209	237,000	237,026
U.S. Treasury 1.75% 2020	206,610	206,767
U.S. Treasury 1.75% 2020	142,270	142,606
U.S. Treasury 2.00% 2020	137,810	139,234
U.S. Treasury 3.625% 2020	20,000	21,212
U.S. Treasury 1.125% 2021	17,435	16,912
U.S. Treasury 1.25% 2021	4,800	4,666
U.S. Treasury 1.375% 20219	194,000	191,305
U.S. Treasury 1.375% 2021	37,369	36,746
U.S. Treasury 1.375% 2021	23,228	22,819
U.S. Treasury 1.75% 2021	132,678	131,833
U.S. Treasury 2.00% 2021	102,120	102,694
U.S. Treasury 2.00% 2021	97,000	97,750
U.S. Treasury 2.00% 2021	50,250	50,490
U.S. Treasury 2.125% 2021	234,650	237,463
U.S. Treasury 2.125% 2021	93,000	93,894
U.S. Treasury 2.125% 2021	72,000	72,760
U.S. Treasury 2.25% 2021	309,300	314,815
U.S. Treasury 2.25% 2021	153,829	156,401
U.S. Treasury 3.625% 2021	10,900	11,671
U.S. Treasury 8.00% 2021	250	317
U.S. Treasury 1.75% 2022	60,000	59,480
U.S. Treasury 1.75% 2022	4,044	3,983
U.S. Treasury 1.875% 2022	150,000	149,695
U.S. Treasury 1.875% 2022	143,248	142,901
U.S. Treasury 2.00% 2022	73,300	73,037
U.S. Treasury 2.125% 2022	350,830	351,763
U.S. Treasury 2.125% 2022	85,340	85,936
U.S. Treasury 1.375% 2023	26,123	24,868
U.S. Treasury 1.50% 2023	468,870	453,285
U.S. Treasury 2.125% 2023	172,663	172,082
U.S. Treasury 2.25% 2023	200,000	200,734
U.S. Treasury 2.125% 2024	103,100	102,512
U.S. Treasury 2.25% 2024	105,000	105,340
U.S. Treasury 2.00% 2025	37,410	36,589
U.S. Treasury 2.125% 2025	61,750	60,834
U.S. Treasury 6.875% 2025	70,145	94,624
U.S. Treasury 1.625% 2026	32,158	30,242
U.S. Treasury 1.625% 2026	3,950	3,706
U.S. Treasury 2.00% 2026	64,800	62,605
U.S. Treasury 2.25% 2027	397,472	392,504
U.S. Treasury 4.50% 2036	84,207	106,831
U.S. Treasury 2.875% 2043	3,750	3,653
U.S. Treasury 2.875% 2045	121,150	117,498
U.S. Treasury 3.00% 2045	36,010	35,802
U.S. Treasury 3.00% 2045	14,850	14,760
U.S. Treasury 2.25% 2046	600	508
U.S. Treasury 2.50% 2046	509,595	456,816
U.S. Treasury 2.50% 2046	2,000	1,791
U.S. Treasury 2.875% 2046	481,168	466,926
U.S. Treasury 3.00% 2047	279,580	278,607
		7,890,189

The Bond Fund of America — Page 20 of 44

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 5.30%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 201710	$128,275	$128,476
U.S. Treasury Inflation-Protected Security 0.625% 202410	128,015	131,241
U.S. Treasury Inflation-Protected Security 0.25% 202510	76,625	76,074
U.S. Treasury Inflation-Protected Security 0.375% 202510	154,936	155,532
U.S. Treasury Inflation-Protected Security 0.125% 202610	144,845	141,525
U.S. Treasury Inflation-Protected Security 0.625% 202610	168,527	171,812
U.S. Treasury Inflation-Protected Security 2.00% 202610	23,854	27,108
U.S. Treasury Inflation-Protected Security 0.375% 202710	293,944	293,056
U.S. Treasury Inflation-Protected Security 1.75% 202810	4,868	5,510
U.S. Treasury Inflation-Protected Security 2.125% 204110	13,659	17,356
U.S. Treasury Inflation-Protected Security 0.75% 204210	230,110	221,801
U.S. Treasury Inflation-Protected Security 0.625% 204310	69,408	64,724
U.S. Treasury Inflation-Protected Security 1.375% 204410	117,756	130,157
U.S. Treasury Inflation-Protected Security 1.00% 204610	72,548	73,789
U.S. Treasury Inflation-Protected Security 0.875% 204710	84,517	83,388
		1,721,549
Total U.S. Treasury bonds & notes		9,611,738
Mortgage-backed obligations 21.22% Federal agency mortgage-backed obligations 18.78%
Fannie Mae 3.153% 20173	1,094	1,098
Fannie Mae 10.999% 20203	12	13
Fannie Mae 5.00% 20233	933	996
Fannie Mae 5.50% 20233	4,993	5,346
Fannie Mae 6.00% 20233	148	160
Fannie Mae 4.50% 20243	3,270	3,471
Fannie Mae 4.50% 20253	3,584	3,782
Fannie Mae 4.50% 20253	2,369	2,506
Fannie Mae 4.50% 20253	1,709	1,798
Fannie Mae 6.00% 20263	2,678	3,025
Fannie Mae 2.50% 20273	15,928	16,117
Fannie Mae 2.50% 20273	4,958	5,019
Fannie Mae 2.50% 20273	1,393	1,410
Fannie Mae 2.50% 20273	1,021	1,034
Fannie Mae 2.50% 20273	758	762
Fannie Mae 2.50% 20273	515	521
Fannie Mae 5.50% 20273	1,250	1,388
Fannie Mae 2.50% 20283	17,040	17,242
Fannie Mae 6.00% 20283	368	416
Fannie Mae 2.50% 20313	10,758	10,772
Fannie Mae 2.50% 20323,11	33,746	33,718
Fannie Mae 6.50% 20323	108	114
Fannie Mae 3.00% 20353	25,859	26,247
Fannie Mae 3.50% 20353	3,179	3,301
Fannie Mae 3.00% 20363	120,491	121,966
Fannie Mae 3.00% 20363	29,754	30,118
Fannie Mae 4.00% 20363	19,766	20,969
Fannie Mae 4.00% 20363	8,520	9,038
Fannie Mae 4.00% 20363	6,791	7,204
Fannie Mae 4.00% 20363	5,653	5,997
Fannie Mae 4.00% 20363	3,602	3,821
Fannie Mae 4.00% 20363	3,549	3,765
Fannie Mae 4.00% 20363	1,680	1,782

The Bond Fund of America — Page 21 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20363	$699	$742
Fannie Mae 7.00% 20363	137	152
Fannie Mae 7.50% 20363	350	389
Fannie Mae 8.00% 20363	191	213
Fannie Mae 3.00% 20373	65,426	66,227
Fannie Mae 3.00% 20373	37,553	38,013
Fannie Mae 6.00% 20373	524	570
Fannie Mae 6.00% 20373	307	328
Fannie Mae 6.50% 20373	1,231	1,399
Fannie Mae 6.50% 20373	780	878
Fannie Mae 6.50% 20373	759	847
Fannie Mae 7.00% 20373	431	473
Fannie Mae 7.00% 20373	409	448
Fannie Mae 7.00% 20373	167	179
Fannie Mae 7.00% 20373	115	127
Fannie Mae 7.00% 20373	96	107
Fannie Mae 7.00% 20373	64	70
Fannie Mae 7.50% 20373	123	130
Fannie Mae 7.50% 20373	112	123
Fannie Mae 7.50% 20373	95	105
Fannie Mae 7.50% 20373	79	91
Fannie Mae 7.50% 20373	61	68
Fannie Mae 7.50% 20373	63	65
Fannie Mae 7.50% 20373	26	28
Fannie Mae 5.50% 20383	20	23
Fannie Mae 6.00% 20383	574	649
Fannie Mae 6.50% 20383	30,868	35,337
Fannie Mae 4.50% 20393	9,940	10,692
Fannie Mae 5.00% 20393	9,126	10,106
Fannie Mae 5.50% 20393	8,107	9,045
Fannie Mae 4.00% 20403	7,330	7,717
Fannie Mae 4.00% 20403	7,224	7,605
Fannie Mae 4.00% 20403	5,005	5,271
Fannie Mae 4.00% 20403	1,377	1,446
Fannie Mae 4.00% 20403	1,297	1,373
Fannie Mae 4.00% 20403	408	429
Fannie Mae 4.50% 20403	2,223	2,394
Fannie Mae 5.00% 20403	817	895
Fannie Mae 5.50% 20403	4,032	4,491
Fannie Mae 4.00% 20413	3,857	4,062
Fannie Mae 4.00% 20413	2,646	2,788
Fannie Mae 4.00% 20413	2,019	2,137
Fannie Mae 4.00% 20413	1,833	1,928
Fannie Mae 4.00% 20413	1,207	1,278
Fannie Mae 4.00% 20413	1,012	1,071
Fannie Mae 4.00% 20413	649	689
Fannie Mae 4.50% 20413	2,443	2,629
Fannie Mae 5.00% 20413	7,394	8,104
Fannie Mae 5.00% 20413	3,916	4,367
Fannie Mae 5.00% 20413	2,757	3,072
Fannie Mae 5.00% 20413	2,067	2,306
Fannie Mae 5.00% 20413	1,416	1,582
Fannie Mae 4.00% 20423	11,645	12,313
Fannie Mae 4.00% 20423	11,546	12,164

The Bond Fund of America — Page 22 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20423	$9,937	$10,521
Fannie Mae 4.00% 20423	5,458	5,741
Fannie Mae 4.00% 20423	3,376	3,575
Fannie Mae 4.00% 20423	879	924
Fannie Mae 4.00% 20433	29,691	31,274
Fannie Mae 4.00% 20433	8,937	9,453
Fannie Mae 4.00% 20433	6,700	7,035
Fannie Mae 3.50% 20443	47,195	48,524
Fannie Mae 3.50% 20453	16,393	16,811
Fannie Mae 4.00% 20453	78,011	81,876
Fannie Mae 4.00% 20453	65,851	69,654
Fannie Mae 4.00% 20453	29,230	30,681
Fannie Mae 4.00% 20453	22,284	23,389
Fannie Mae 4.00% 20453	17,787	18,759
Fannie Mae 4.00% 20453	10,723	11,343
Fannie Mae 3.00% 20463	118,297	117,435
Fannie Mae 3.00% 20463	142	141
Fannie Mae 3.50% 20463	50,173	51,463
Fannie Mae 3.50% 20463	32,949	33,792
Fannie Mae 3.50% 20463	23,582	24,186
Fannie Mae 3.50% 20463	15,901	16,310
Fannie Mae 3.50% 20463	9,048	9,281
Fannie Mae 3.50% 20463	1,289	1,322
Fannie Mae 4.00% 20463	109,895	115,371
Fannie Mae 4.00% 20463	73,878	77,582
Fannie Mae 4.00% 20463	58,448	61,655
Fannie Mae 4.00% 20463	23,046	24,186
Fannie Mae 4.00% 20463	3,612	3,792
Fannie Mae 4.50% 20463	36,892	39,666
Fannie Mae 4.50% 20463	35,218	37,865
Fannie Mae 4.50% 20463	5,379	5,783
Fannie Mae 4.50% 20463	3,179	3,418
Fannie Mae 4.50% 20463	2,631	2,731
Fannie Mae 4.50% 20463	1,713	1,778
Fannie Mae 4.50% 20463	1,363	1,469
Fannie Mae 4.50% 20463	1,317	1,416
Fannie Mae 4.50% 20463	1,151	1,237
Fannie Mae 4.50% 20463	1,038	1,118
Fannie Mae 3.50% 20473,11	78,990	80,638
Fannie Mae 3.50% 20473,11	9,115	9,285
Fannie Mae 4.00% 20473,11	208,014	217,781
Fannie Mae 4.00% 20473,11	50,000	52,233
Fannie Mae 4.00% 20473,11	25,000	26,225
Fannie Mae 4.50% 20473,11	138,400	148,196
Fannie Mae 4.50% 20473	16,338	17,566
Fannie Mae 7.00% 20473	50	57
Fannie Mae 7.00% 20473	14	16
Fannie Mae, Series 2001-4, Class GA, 9.331% 20252,3	34	37
Fannie Mae, Series 2001-4, Class NA, 9.590% 20252,3	23	25
Fannie Mae, Series 1998-W5, Class B3, 6.50% 20283	740	729
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20293	142	168
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20313	1,391	1,518
Fannie Mae, Series 2001-20, Class E, 9.588% 20312,3	6	7
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20363	1,366	1,210

The Bond Fund of America — Page 23 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20363	$1,270	$1,101
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20363	423	376
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20413	2,036	2,387
Fannie Mae, Series 2001-50, Class BA, 7.00% 20413	446	508
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20413	1,123	1,328
Fannie Mae, Series 2002-W1, Class 2A, 6.134% 20422,3	1,515	1,717
Freddie Mac 5.00% 20233	868	925
Freddie Mac 5.00% 20233	31	33
Freddie Mac 5.00% 20233	5	5
Freddie Mac 5.00% 20243	1,928	2,063
Freddie Mac 4.50% 20303	1,043	1,119
Freddie Mac 2.50% 20323	14,240	14,263
Freddie Mac 3.50% 20343	13,596	14,113
Freddie Mac 3.00% 20353	2,656	2,695
Freddie Mac 3.00% 20353	2,197	2,228
Freddie Mac 3.50% 20353	26,925	27,952
Freddie Mac 3.50% 20353	22,104	22,946
Freddie Mac 3.50% 20353	3,592	3,729
Freddie Mac 4.00% 20363	45,096	47,922
Freddie Mac 4.00% 20363	9,280	9,846
Freddie Mac 4.00% 20363	3,331	3,536
Freddie Mac 4.00% 20363	3,006	3,192
Freddie Mac 3.00% 20373	7,693	7,779
Freddie Mac 3.00% 20373	1,784	1,804
Freddie Mac 4.50% 20373	4,577	4,923
Freddie Mac 5.50% 20373	1,657	1,838
Freddie Mac 5.50% 20373	45	50
Freddie Mac 5.50% 20373	9	10
Freddie Mac 7.00% 20373	153	163
Freddie Mac 7.50% 20373	319	355
Freddie Mac 5.50% 20383	1,264	1,402
Freddie Mac 5.50% 20383	512	568
Freddie Mac 5.50% 20383	216	240
Freddie Mac 5.50% 20383	137	152
Freddie Mac 4.50% 20393	1,148	1,234
Freddie Mac 5.00% 20393	8,564	9,324
Freddie Mac 5.50% 20393	9,889	10,984
Freddie Mac 5.50% 20393	3,046	3,378
Freddie Mac 4.50% 20403	20,924	22,496
Freddie Mac 5.50% 20403	6	6
Freddie Mac 4.50% 20413	8,320	8,946
Freddie Mac 4.50% 20413	2,166	2,330
Freddie Mac 4.50% 20413	1,216	1,308
Freddie Mac 4.50% 20413	415	446
Freddie Mac 5.00% 20413	7,042	7,734
Freddie Mac 5.00% 20413	2,978	3,268
Freddie Mac 5.50% 20413	4,451	4,937
Freddie Mac 4.00% 20423	8,552	9,030
Freddie Mac 4.00% 20433	16,230	17,172
Freddie Mac 4.00% 20453	39,929	42,238
Freddie Mac 3.50% 20463	69,099	70,747
Freddie Mac 3.50% 20463	36,357	37,342
Freddie Mac 3.50% 20463	34,672	35,554
Freddie Mac 3.50% 20463	30,031	30,845

The Bond Fund of America — Page 24 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 20463	$15,297	$15,661
Freddie Mac 3.50% 20463	3,936	4,036
Freddie Mac 3.50% 20463	3,361	3,446
Freddie Mac 3.50% 20463	2,822	2,893
Freddie Mac 3.50% 20463	1,991	2,042
Freddie Mac 3.50% 20463	1,670	1,713
Freddie Mac 3.50% 20463	1,079	1,098
Freddie Mac 4.00% 20463	28,575	30,011
Freddie Mac 4.00% 20463	1,059	1,121
Freddie Mac 4.00% 20463	997	1,058
Freddie Mac 4.50% 20463	2,207	2,370
Freddie Mac 4.50% 20463	1,135	1,232
Freddie Mac 4.50% 20463	1,074	1,162
Freddie Mac 4.50% 20463	994	1,076
Freddie Mac 4.50% 20463	993	1,074
Freddie Mac 3.00% 20473,11	46,044	45,533
Freddie Mac 3.50% 20473,11	350,042	357,316
Freddie Mac 3.50% 20473,11	41,758	42,712
Freddie Mac 4.00% 20473,11	937,109	978,730
Freddie Mac 4.00% 20473,11	670,800	702,191
Freddie Mac 6.50% 20473	200	222
Freddie Mac Pool #760014, 2.985% 20452,3,5	18,496	19,072
Freddie Mac, Series 2890, Class KT, 4.50% 20193	504	517
Freddie Mac, Series 2626, Class NG, 3.50% 20233	15	15
Freddie Mac, Series 2122, Class QM, 6.25% 20293	817	895
Freddie Mac, Series 3136, Class OP, principal only, 0% 20363	904	824
Freddie Mac, Series 3147, Class OD, principal only, 0% 20363	822	722
Freddie Mac, Series 3149, Class MO, principal only, 0% 20363	763	707
Freddie Mac, Series 3149, Class AO, principal only, 0% 20363	665	611
Freddie Mac, Series 3156, Class PO, principal only, 0% 20363	15	13
Freddie Mac, Series 3257, Class PA, 5.50% 20363	8,590	9,741
Freddie Mac, Series 3286, Class JN, 5.50% 20373	6,534	7,067
Freddie Mac, Series 3318, Class JT, 5.50% 20373	3,725	4,026
Government National Mortgage Assn. 10.00% 20213	26	28
Government National Mortgage Assn. 2.50% 20283	2,913	2,952
Government National Mortgage Assn. 5.00% 20353	757	814
Government National Mortgage Assn. 6.00% 20383	6,430	7,299
Government National Mortgage Assn. 6.50% 20383	215	246
Government National Mortgage Assn. 5.00% 20393	1,146	1,232
Government National Mortgage Assn. 4.50% 20403	2,116	2,285
Government National Mortgage Assn. 5.50% 20403	5,937	6,666
Government National Mortgage Assn. 3.50% 20413	27	28
Government National Mortgage Assn. 4.00% 20413	237	252
Government National Mortgage Assn. 4.50% 20413	12,478	13,373
Government National Mortgage Assn. 4.50% 20413	1,114	1,191
Government National Mortgage Assn. 4.50% 20413	821	879
Government National Mortgage Assn. 4.50% 20413	675	721
Government National Mortgage Assn. 5.00% 20413	6,476	6,960
Government National Mortgage Assn. 3.50% 20423	991	1,015
Government National Mortgage Assn. 3.50% 20433	2,641	2,741
Government National Mortgage Assn. 4.50% 20433	643	687
Government National Mortgage Assn. 4.50% 20433	340	364
Government National Mortgage Assn. 4.00% 20453	437	462
Government National Mortgage Assn. 4.50% 20453	58,937	63,004

The Bond Fund of America — Page 25 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20453	$57,848	$61,840
Government National Mortgage Assn. 4.50% 20453	49,548	52,968
Government National Mortgage Assn. 4.50% 20453	48,853	52,224
Government National Mortgage Assn. 4.50% 20453	18,707	19,998
Government National Mortgage Assn. 4.50% 20453	15,278	16,333
Government National Mortgage Assn. 4.50% 20453	3,102	3,316
Government National Mortgage Assn. 4.50% 20453	2,861	3,059
Government National Mortgage Assn. 4.00% 20473,11	363,750	383,550
Government National Mortgage Assn. 4.00% 20473,11	223,250	234,914
Government National Mortgage Assn. 4.00% 20473	57,500	60,819
Government National Mortgage Assn. 4.00% 20473,5	30,000	31,728
Government National Mortgage Assn. 4.00% 20473,11	20,000	21,127
Government National Mortgage Assn. 4.50% 20473,11	52,590	56,066
Government National Mortgage Assn. 4.50% 20473	30,150	32,262
Government National Mortgage Assn. 4.50% 20473,5	24,010	25,697
Government National Mortgage Assn. 4.50% 20473,11	5,210	5,564
Government National Mortgage Assn. 5.637% 20593	31	31
Government National Mortgage Assn. 4.795% 20613	298	307
Government National Mortgage Assn. 4.809% 20613	310	319
Government National Mortgage Assn. 4.822% 20613	1,588	1,625
Government National Mortgage Assn. 4.878% 20613	882	904
Government National Mortgage Assn. 5.081% 20613	1,107	1,151
Government National Mortgage Assn. 4.666% 20633	696	718
Government National Mortgage Assn. 4.774% 20643	1,112	1,144
Government National Mortgage Assn. 5.20% 20643	86	88
Government National Mortgage Assn. 6.64% 20643	35	37
Government National Mortgage Assn. 4.975% 20653	788	818
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.148% 20172,3	701	701
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.291% 20202,3	811	811
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.304% 20202,3	1,034	1,036
		6,100,747
Collateralized mortgage-backed (privately originated) 1.28%
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 2.982% 20231,2,3	826	835
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 1.932% 20242,3	233	233
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.182% 20242,3	430	431
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.182% 20242,3	178	179
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 2.582% 20241,2,3	727	735
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.932% 20242,3	631	632
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.482% 20252,3	156	156
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, (1-month USD-LIBOR + 1.50%) 2.482% 20252,3	106	106
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.682% 20282,3	1,146	1,149
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20323	132	146
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20323	17	19
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20333	1,031	1,111
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20333	17	18
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.432% 20232,3	1,719	1,725
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.382% 20232,3	2,126	2,156
Freddie Mac, Series 2014-DN1, Class M1, (1-month USD-LIBOR + 1.00%) 1.982% 20242,3	90	90
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.432% 20242,3	2,323	2,330
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.632% 20242,3	2,402	2,427

The Bond Fund of America — Page 26 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.182% 20242,3	$17,865	$18,389
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 20242,3	1,291	1,294
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 20242,3	833	836
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 3.482% 20242,3	5,879	5,969
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.082% 20252,3	583	585
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.932% 20252,3	7,950	8,120
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 20252,3	5,124	5,155
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,2,3	29,175	29,087
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, (1-month USD-LIBOR + 1.00%) 1.858% 20181,2,3,5	89,400	89,416
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, (1-month USD-LIBOR + 1.17%) 2.028% 20191,2,3,5	10,000	10,027
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,3	11,177	11,260
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 20261,3,5	1,810	1,823
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 1.882% 20181,2,3,5	8,755	8,780
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 1.402% 20372,3	11,610	10,357
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20561,2,3	14,965	14,855
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,2,3	34,401	34,080
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,2,3	145,436	145,647
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,2,3	5,292	5,329
		415,487
Commercial mortgage-backed securities 0.85%
Aventura Mall Trust, Series A, 3.743% 20321,2,3	8,000	8,421
Banc of America Commercial Mortgage Inc., Series 2007-2, Class AM, 5.797% 20492,3	665	664
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.961% 20512,3	4,645	4,690
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.231% 20512,3	4,155	4,220
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 20422,3	2,552	2,589
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 20502,3	1,109	1,118
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20502,3	5,730	5,849
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.127% 20492,3	7,468	7,618
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 20503	6,460	6,653
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.640% 20431,2,3	828	827
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 5.808% 20492,3	196	197
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20341,3	28,025	28,643
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20402,3	2,360	2,370
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 20492,3	2,650	2,661
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20441,3	10,000	10,711
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, (1-month USD-LIBOR + 0.85%) 1.697% 20311,2,3	7,543	7,554
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 20493	7,239	7,270
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 20492,3	13,585	13,747
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 20431,2,3	4,000	4,363
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.949% 20452,3	679	680
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.829% 20492,3	11,139	11,128
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829% 20492,3	7,949	7,942
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20513	11,206	11,362
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 20512,3	1,576	1,587
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,3	13,727	14,474
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.007% 20442,3	1,803	1,810
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 20402,3	2,251	2,252
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20402,3	29,467	29,853
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 20452,3	4,966	5,041
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167% 20452,3	8,680	8,873

The Bond Fund of America — Page 27 of 44

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841% 20502,3	$5,261	$5,271
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 20493	651	657
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861% 20492,3	5,192	5,215
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.790% 20502,3	1,670	1,670
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20291,3	6,885	7,133
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.791% 20422,3	1,437	1,442
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20441,3	4,950	5,368
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 20443	3,040	3,034
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20471,2,3	1,485	1,616
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942% 20492,3	11,946	12,022
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 20472,3	14,779	14,876
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760% 20492,3	4,014	4,010
		277,481
Other mortgage-backed securities 0.31%
Credit Mutuel-CIC Home Loan SFH 1.50% 20171,3	4,400	4,399
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20262,3	6,665	6,411
Freddie Mac, Series KF02, Class A2, multifamily (1-month USD-LIBOR + 0.55%) 1.328% 20202,3	7,761	7,773
Freddie Mac, Series KF02, Class A3, multifamily (1-month USD-LIBOR + 0.63%) 1.408% 20202,3	3,642	3,651
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20233	3,435	3,467
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20232,3	24,490	25,929
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20243	13,500	13,830
Freddie Mac, Series K056, Class A2, multifamily 2.525% 20263	2,360	2,295
Freddie Mac, Series K055, Class A2, multifamily 2.673% 20263	1,000	986
Freddie Mac, Series K061, Class A2, multifamily, 3.347% 20263	8,570	8,874
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20263	8,610	8,963
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20503	6,125	6,380
National Australia Bank 2.00% 20171,3	3,500	3,505
Westpac Banking Corp. 1.25% 20171,3	4,425	4,416
		100,879
Total mortgage-backed obligations		6,894,594
Asset-backed obligations 8.93%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20191,3	1,000	1,003
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20211,3	14,075	14,137
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20211,3	11,000	11,000
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20211,3	9,175	9,192
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20203	72,450	72,508
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A1, 0.78% 20173	7,906	7,906
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 20193	1,053	1,052
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20193	4,040	4,039
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20193	1,422	1,422
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 20193	22,242	22,241
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20203	14,840	14,835
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20213	645	652
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 20223	5,000	4,942
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20223	6,030	6,058
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20223	4,240	4,285
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.157% 20251,2,3,5	17,805	17,805
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, (3-month USD-LIBOR + 1.22%) 2.10% 20241,2,3	56,500	56,518
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 20221,3	27	27
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 20191,3	2,838	2,842

The Bond Fund of America — Page 28 of 44

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 20191,3	$2,494	$2,503
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 20191,3	1,184	1,186
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20201,3	8,365	8,512
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 20211,3	4,354	4,368
BA Credit Card Trust, Series 2015-A2, Class A, 1.36% 20203	87,805	87,727
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.279% 20231,2,3	3,335	3,340
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20191,3	1,274	1,273
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 20251,2,3	33,385	33,385
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 20193	14,225	14,207
Cabela’s Master Credit Card Trust, Series 2012-2A, Class A1, 1.45% 20201,3	3,235	3,236
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20223	10,580	10,562
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1, 1.39% 20213	227,914	227,839
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48% 20203	12,000	12,012
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20213	55,412	55,472
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 20201,2,3,5,6	26,902	17,320
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, (3-month USD-LIBOR + 1.90%) 2.922% 20211,2,3,5,6	12,234	8,033
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20193	5,817	5,816
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 20193	29,000	28,978
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 20193	5,835	5,838
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20203	539,214	538,070
Chase Issuance Trust, Series 2013-A1, Class A1, 1.30% 20203	6,750	6,749
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.342% 20202,3	11,955	12,008
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20203	16,711	16,696
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20203	218,400	218,722
Chesapeake Funding LLC, Series 2014-1A, Class A, (1-month USD-LIBOR + 0.42%) 1.254% 20261,2,3	6,330	6,324
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20191,3	1,943	1,942
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 20191,3	1,912	1,911
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20211,3	2,500	2,505
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.45% 20241,2,3	25,645	25,704
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 20221,3	2,338	2,339
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 20221,3	4,880	4,885
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20251,3	5,002	5,069
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 20203	8,984	9,015
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.127% 20202,3	13,590	13,709
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35% 20203	11,400	11,773
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 20281,3	4,181	4,023
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20281,3	1,152	1,112
CLI Funding V LLC, Series 2013-1A, Class A, 3.67% 20281,3	1,515	1,467
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20291,3	6,398	6,251
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20291,3	7,536	7,394
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, (1-month USD-LIBOR + 1.75%) 2.662% 20332,3	438	439
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 20211,3	15	15
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20191,3	598	598
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20191,3	1,202	1,204
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,3	1,896	1,901
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20201,3	13,175	13,148
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,3	15,888	15,873
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20211,3	3,500	3,563
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20211,3	2,395	2,407
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.092% 20352,3	3,731	3,394

The Bond Fund of America — Page 29 of 44

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.91% 20372,3	$5,454	$5,015
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.062% 20372,3	8,300	7,430
Dell Equipment Finance Trust, Series 2016-1, Class A1, 0.85% 20171,3	738	738
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.262% 20202,3	9,970	9,993
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 20203	10,600	10,606
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20361,3	2,599	2,603
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 20181,3	26,540	26,540
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20181,3	17,005	17,005
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 20191,3	25,924	25,913
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 20191,3	190	190
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 20191,3	1,361	1,364
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20211,3	22,850	22,847
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20211,3	15,145	15,224
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20211,3	4,180	4,213
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20211,3	2,500	2,532
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20211,3	6,700	6,743
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20211,3	11,925	12,060
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20211,3	18,000	18,307
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20221,3	12,725	12,816
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20221,3	2,890	2,929
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 20191,3	336	336
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 20191,3	991	991
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,3	17,767	17,756
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20211,3	4,350	4,345
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20211,3	1,365	1,381
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20221,3	6,875	6,873
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20221,3	8,860	8,932
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20221,3	3,735	3,788
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.329% 20231,2,3	10,433	10,455
Enterprise Fleet Financing LLC, Series 2016-2, Class A1, 0.85% 20171,3	2,738	2,737
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20221,3	7,435	7,445
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20201,3	7,750	7,945
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20211,3	20,559	20,545
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20211,3	3,335	3,391
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20211,3	1,000	1,032
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20211,3	3,540	3,658
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20193	2,147	2,145
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.207% 20231,2,3	33,178	33,235
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20211,3	14,638	14,631
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.50% 20193	105,000	104,941
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 20251,3	3,680	3,712
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20261,3	24,110	24,178
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 20261,3	9,165	9,247
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20271,3	13,500	13,328
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20271,3	20,400	20,415
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20271,3	23,070	23,280
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20281,3	33,535	33,749
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20213	4,621	4,569
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.95% 20213	18,000	18,002
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20223	10,890	10,877
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20221,3	9,635	9,657
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 20221,3	3,500	3,495

The Bond Fund of America — Page 30 of 44

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.968% 20411,2,3	$1,586	$1,495
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.112% 20411,2,3	1,983	1,933
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.258% 20281,2,3	2,573	2,572
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20191,3	28,500	28,417
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,3	20,548	20,524
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 20211,3	1,939	1,942
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 20221,3	5,000	4,984
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.912% 20352,3	4,386	4,251
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 20183	2,773	2,771
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31% 20203	53,464	53,430
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.82% 20181,3	27,197	27,172
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.142% 20372,3	4,256	3,922
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, (1-month USD-LIBOR + 0.45%) 1.22% 20332,3	366	363
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20403	318	324
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 20403	163	168
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 20403	536	554
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 1.988% 20251,2,3,5	23,200	23,207
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.332% 20231,2,3	28,378	28,411
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 20211,3,5	4,882	4,901
Navient Student Loan Trust, Series 2015-AA, Class A1, (1-month USD-LIBOR + 0.50%) 1.412% 20211,2,3	310	310
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, (3-month USD-LIBOR + 1.27%) 2.304% 20231,2,3	5,118	5,119
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 20251,2,3	14,850	14,864
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20251,3	3,650	3,662
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.238% 20241,2,3	25,479	25,485
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 20343	113	113
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.112% 20362,3	637	579
Santander Drive Auto Receivables Trust, Series 2016-3, Class A1, 0.80% 20173	4,072	4,072
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 20193	873	874
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20193	1,849	1,854
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20203	2,500	2,504
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20203	2,750	2,762
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20203	2,976	2,986
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 20203	12,410	12,491
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20203	4,000	4,036
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20203	478	480
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20213	14,110	14,194
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20213	1,150	1,159
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20213	4,980	5,010
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20213	14,335	14,433
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20213	5,820	5,884
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20213	14,215	14,409
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20223	1,200	1,202
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20223	9,635	9,640
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20223	3,675	3,721
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, (1-month USD-LIBOR + 0.60%) 1.512% 20221,2,3	563	564
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.538% 20232,3	10,781	11,006
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.382% 20252,3	5,030	4,940
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, (1-month USD-LIBOR + 0.65%) 1.632% 20252,3	1,618	1,599

The Bond Fund of America — Page 31 of 44

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2013-4, Class A, (1-month USD-LIBOR + 0.55%) 1.532% 20272,3	$4,110	$4,016
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 1.682% 20292,3	5,211	5,178
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20331,3	4,120	4,115
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20381,3	2,964	2,866
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20381,3	4,137	4,070
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20391,3	2,143	2,077
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20391,3	6,702	6,578
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20421,3	14,015	14,185
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,3	10,165	10,115
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20211,3	28,780	28,885
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20211,3	2,000	2,013
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20211,3	2,500	2,506
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20193	6,185	6,171
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 20191,3	20,800	20,784
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,3	29,680	29,704
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20211,3	4,500	4,556
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,3	3,000	3,008
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20251,3	1,200	1,200
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.392% 20222,3	1,600	1,605
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20203	3,904	3,897
		2,899,242
Bonds & notes of governments & government agencies outside the U.S. 2.48%
Abu Dhabi (Emirate of) 3.125% 20261	5,000	5,002
Argentine Republic 6.875% 20211	3,075	3,306
Argentine Republic 18.20% 2021	ARS23,600	1,647
Argentine Republic 7.50% 20261	$4,925	5,238
Argentine Republic 15.50% 2026	ARS7,350	505
Argentine Republic 8.28% 20333,8	$4,984	5,351
Argentine Republic 0% 2035	25,700	2,576
Argentine Republic 7.625% 20461	4,250	4,329
Armenia (Republic of) 7.15% 20251	4,810	5,167
Bermuda 4.138% 20231	1,700	1,749
Bermuda 4.854% 20241	10,650	11,271
Bermuda 3.717% 20271	5,800	5,612
Brazil (Federal Republic of) Global 6.00% 2026	29,700	32,358
Brazil (Federal Republic of) Global 5.00% 2045	14,500	12,977
Brazil (Federative Republic of) 10.00% 2025	BRL14,000	4,477
Brazil (Federative Republic of) 10.00% 2027	83,000	26,489
Brazil (Federative Republic of) 5.625% 2047	$6,590	6,409
Brazil (Federative Republic of) 6.00% 205010	BRL32,814	11,790
Buenos Aires (City of) 8.95% 20213	$1,000	1,120
Cote d’Ivoire (Republic of) 6.375% 20281,3	7,275	7,145
Dominican Republic 7.50% 20213	950	1,052
Dominican Republic 5.875% 20243	1,640	1,720
Dominican Republic 5.50% 20251	10,380	10,601
Dominican Republic 6.875% 20261	4,300	4,730
Egypt (Arab Republic of) 7.50% 20271	3,200	3,404
Egypt (Arab Republic of) 8.50% 20471	2,245	2,419
FMS Wertmanagement 1.00% 2017	4,400	4,390
FMS Wertmanagement 1.625% 2018	6,400	6,422
Ghana (Republic of) 21.50% 2020	GHS30,500	7,371
Honduras (Republic of) 8.75% 2020	$4,175	4,750
Honduras (Republic of) 7.50% 20243	3,330	3,675

The Bond Fund of America — Page 32 of 44

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Honduras (Republic of) 6.25% 20271	$1,400	$1,424
Hungary 4.00% 2019	3,000	3,116
Hungary 5.375% 2023	5,950	6,563
India (Republic of) 7.80% 2021	INR980,600	15,686
India (Republic of) 8.83% 2023	387,200	6,528
India (Republic of) 8.60% 2028	1,015,200	17,115
Indonesia (Republic of) 3.70% 20221	$10,700	10,931
Indonesia (Republic of) 3.75% 2022	13,255	13,546
Indonesia (Republic of) 3.375% 2023	9,350	9,361
Iraq (Republic of) 5.80% 20283	5,150	4,558
Japan, Series 18, 0.10% 202410	¥5,375,720	50,411
Japan, Series 19, 0.10% 202410	2,982,000	28,124
Japan, Series 20, 0.10% 202510	8,466,000	80,037
Japan, Series 21, 0.10% 202610	1,493,130	14,156
Japan Bank for International Cooperation 2.25% 2020	$37,610	37,633
Japan Finance Organization for Municipalities 2.125% 20191	10,000	9,987
Jordan (Hashemite Kingdom of) 6.125% 20261	2,090	2,142
Jordan (Hashemite Kingdom of) 5.75% 20271	615	604
Kazakhstan (Republic of) 5.125% 20251	2,250	2,450
Kazakhstan (Republic of) 6.50% 20451	2,250	2,673
Kenya (Republic of) 6.875% 20241	6,425	6,417
Kuwait (State of) 2.75% 20221	11,650	11,681
Kuwait (State of) 3.50% 20271	17,900	18,114
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,004
Morocco (Kingdom of) 4.25% 2022	5,400	5,603
Morocco (Kingdom of) 5.50% 2042	7,200	7,703
Nigeria (Federal Republic of) 6.375% 2023	1,990	2,026
Pakistan (Islamic Republic of) 5.50% 20211	2,335	2,402
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,465
Pakistan (Islamic Republic of) 8.25% 2025	530	594
Paraguay (Republic of) 5.00% 20261	1,575	1,648
Paraguay (Republic of) 5.00% 2026	900	942
Paraguay (Republic of) 4.70% 20271	600	609
Saudi Arabia (Kingdom of) 2.375% 20211	14,200	13,961
Saudi Arabia (Kingdom of) 3.25% 20261	35,670	34,725
South Africa (Republic of) 5.50% 2020	1,000	1,066
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	829
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	5,500	5,699
Swedish Export Credit Corp. 2.875% 20231	9,000	8,975
Turkey (Republic of) 5.625% 2021	19,350	20,244
Turkey (Republic of) 3.25% 2023	14,000	12,867
Turkey (Republic of) 9.00% 2024	TRY11,025	2,785
Turkey (Republic of) 4.25% 2026	$7,700	7,146
Turkey (Republic of) 4.875% 2026	3,580	3,455
Turkey (Republic of) 8.00% 2034	1,250	1,504
Turkey (Republic of) 6.00% 2041	2,820	2,793
United Mexican States 4.00% 2023	8,000	8,260
United Mexican States 3.60% 2025	7,600	7,600
United Mexican States 4.125% 2026	1,600	1,649
United Mexican States 4.15% 2027	22,865	23,294
United Mexican States 5.55% 2045	2,500	2,709
United Mexican States, Series M, 6.50% 2021	MXN65,000	3,432
United Mexican States, Series M20, 10.00% 2024	730,000	45,907
Venezuela (Bolivarian Republic of) 12.75% 20223	$390	227
Venezuela (Bolivarian Republic of) 8.25% 2024	375	163

The Bond Fund of America — Page 33 of 44

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.25% 2027	$1,355	$635
Venezuela (Bolivarian Republic of) 11.95% 20313	620	338
Zambia (Republic of) 5.375% 2022	1,315	1,207
Zambia (Republic of) 8.97% 20271,3	3,245	3,401
		806,176
Municipals 0.91%
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,385	1,391
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,048
State of California, Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	10,000	11,371
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,825	1,908
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,729
State of Illinois, Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	10,000	10,697
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	17,909
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,541
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,209
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,105
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	742
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	21,620	22,067
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 20333	46,195	42,231
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	3,230	3,371
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	853
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,090	1,141
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	905	939
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,275	2,379
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,371
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	1,350	1,378
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	955	1,020
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.91% 2050 (put 2025)2	4,650	4,604
State of Iowa, Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	905	969
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,205	1,249
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,285	3,409
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,380	3,494
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	955	1,002
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,090
State of Michigan, Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	21,000	21,943
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	620	658
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	3,925	4,144
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,760	1,830
State of Missouri, Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	875	922
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,265	1,330
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,950	2,048
State of New Jersey, Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	3,934
State of New Jersey, Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,012
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	15,879

The Bond Fund of America — Page 34 of 44

unaudited

Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	$10,500	$10,374
State of New York, Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,059
State of New York, Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,404
State of New York, Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,508
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,660	1,729
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	15,000	14,452
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.189% 20292	7,665	5,895
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	965	1,030
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	2,645	2,789
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	700	729
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,050	1,099
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,765	1,873
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,255	2,384
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,942
State of Texas, Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	195
State of Texas, Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	7,000	8,016
State of Utah, Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,020	1,088
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,205	2,328
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,870	1,941
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	830	888
		294,640
Federal agency bonds & notes 0.26%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 20221,2	29,725	28,717
Fannie Mae 2.125% 2026	14,240	13,640
Federal Agricultural Mortgage Corp. 5.125% 20171	5,000	5,009
Federal Home Loan Bank 2.75% 2018	16,635	16,979
Tennessee Valley Authority 1.875% 2022	15,600	15,419
Tennessee Valley Authority 4.65% 2035	4,000	4,657
		84,421
Total bonds, notes & other debt instruments (cost: $31,276,357,000)		31,437,560
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative1	6,250	3,894
Total preferred securities (cost: $5,820,000)		3,894
Common stocks 0.02% Health care 0.01%
Rotech Healthcare Inc.5,6,12	342,069	2,757

The Bond Fund of America — Page 35 of 44

unaudited

Common stocks Information technology 0.01%	Shares	Value (000)
Corporate Risk Holdings I, Inc.5,6,12	188,850	$2,544
Corporate Risk Holdings Corp.5,6,12	955	—
		2,544
Materials 0.00%
Warrior Met Coal, LLC, Class B1,5	3,009	978
Warrior Met Coal, LLC, Class A1,5	1,027	334
		1,312
Industrials 0.00%
Atrium Corp.1,5,6,12	985	1
Total common stocks (cost: $15,325,000)		6,614
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 20171,5,12	2,654	—
Total rights & warrants (cost: $672,000)		—
Short-term securities 11.86%	Principal amount (000)
Abbey National Treasury Services PLC 1.08% due 4/24/2017	$12,050	12,043
Apple Inc. 0.80% due 6/5/20171	50,000	49,932
Chariot Funding, LLC 0.75% due 4/19/20171	50,000	49,977
Chevron Corp. 0.82% due 4/3/20171	75,500	75,495
Danaher Corp. 0.75% due 4/5/2017	38,400	38,396
Eli Lilly and Co. 0.73% due 4/6/20171	50,000	49,993
ExxonMobil Corp. 0.74% due 5/4/2017	50,000	49,960
Fannie Mae 0.51%–0.73% due 4/12/2017–5/12/2017	257,400	257,283
Federal Farm Credit Banks 0.52% due 4/27/2017	35,000	34,982
Federal Home Loan Bank 0.50%–0.80% due 4/3/2017–6/28/2017	1,651,728	1,650,491
Japan, Series 668, 0% 2017 (0.32%) due 9/11/2017	¥68,000,000	611,369
Johnson & Johnson 0.81% due 4/10/20171	$50,000	49,989
Merck & Co. Inc. 0.84% due 5/15/20171	90,000	89,907
National Rural Utilities Cooperative Finance Corp. 0.87%–0.90% due 4/12/2017–4/24/2017	75,000	74,970
Svenska Handelsbanken Inc. 1.08% due 4/24/20171	21,700	21,689
U.S. Treasury Bills 0.50%–0.87% due 4/13/2017–9/21/2017	530,000	529,232
United Parcel Service Inc. 0.64% due 4/4/20171	50,000	49,996
USAA Capital Corp. 0.72% due 4/6/2017	50,000	49,993
Wal-Mart Stores, Inc. 0.76%–0.82% due 4/3/2017–4/10/20171	71,575	71,563
Wells Fargo Bank, N.A. 1.09% due 4/24/2017	34,000	34,006
Total short-term securities (cost: $3,844,557,000)		3,851,266
Total investment securities 108.67% (cost: $35,142,731,000)		35,299,334
Other assets less liabilities (8.67)%		(2,816,467)
Net assets 100.00%		$32,482,867

The Bond Fund of America — Page 36 of 44

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)13	Value at 3/31/2017 (000)14	Unrealized (depreciation) appreciation at 3/31/2017 (000)
30 Day Federal Funds Futures	Long	3,237	April 2017	$1,348,750	$1,336,853	$(689)
20 Year U.S. Treasury Bond Futures	Long	1,707	June 2017	170,700	257,490	702
30 Year Ultra U.S. Treasury Bond Futures	Long	250	June 2017	25,000	40,156	(212)
10 Year U.S. Treasury Note Futures	Short	859	June 2017	(85,900)	(106,999)	3
10 Year Ultra U.S. Treasury Note Futures	Short	7,811	June 2017	(781,100)	(1,045,820)	763
5 Year U.S. Treasury Note Futures	Long	89,541	July 2017	8,954,100	10,541,354	10,167
2 Year U.S. Treasury Note Futures	Long	20,657	July 2017	4,131,400	4,471,272	3,297
90 Day Euro Dollar Futures	Long	1,878	December 2017	469,500	462,223	391
90 Day Euro Dollar Futures	Short	1,351	March 2018	(337,750)	(332,160)	(126)
90 Day Euro Dollar Futures	Short	5,115	September 2018	(1,278,750)	(1,254,581)	46
90 Day Euro Dollar Futures	Short	5,115	December 2018	(1,278,750)	(1,253,047)	(19)
						$14,323

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD977	INR65,350	Citibank	4/10/2017	$(28)
USD19,369	BRL61,000	Citibank	4/10/2017	(68)
USD18,525	INR1,238,700	JPMorgan Chase	4/10/2017	(525)
EUR8,500	USD8,944	HSBC Bank	4/11/2017	128
USD15,121	AUD20,000	Barclays Bank PLC	4/11/2017	(156)
USD3	MXN50	JPMorgan Chase	4/12/2017	—15
GBP2,650	USD3,268	Citibank	4/13/2017	53
USD110	TRY405	JPMorgan Chase	4/13/2017	(1)
USD1,553	KRW1,800,000	Citibank	4/13/2017	(56)
MXN47,480	USD2,400	Bank of America, N.A.	4/21/2017	128
USD1,275	AUD1,700	JPMorgan Chase	4/21/2017	(23)
USD703	MXN14,000	Citibank	4/21/2017	(42)
USD14,859	KRW16,600,000	JPMorgan Chase	4/24/2017	10
USD17,505	INR1,148,500	JPMorgan Chase	4/24/2017	(123)
USD3,016	MXN59,392	Citibank	4/26/2017	(143)
USD15,876	AUD21,000	Bank of America, N.A.	4/27/2017	(160)
USD29,007	AUD37,700	Citibank	4/28/2017	218
USD16,865	BRL53,150	JPMorgan Chase	4/28/2017	(4)
USD15,847	MXN305,000	Goldman Sachs	4/28/2017	(374)
USD13,279	JPY1,520,000	JPMorgan Chase	4/28/2017	(389)
COP46,899,000	USD16,255	Citibank	5/3/2017	(18)
USD14,057	SGD19,600	JPMorgan Chase	5/9/2017	41
USD12,176	JPY1,350,000	UBS AG	5/10/2017	31
USD2,842	JPY315,000	Barclays Bank PLC	5/10/2017	8
USD462	GBP370	Bank of New York Mellon	5/10/2017	(2)
USD1,186	GBP950	JPMorgan Chase	5/10/2017	(5)
USD2,734	TRY10,125	UBS AG	5/10/2017	(20)
EUR9,605	USD10,352	Barclays Bank PLC	5/10/2017	(87)
USD28,090	MXN530,200	Goldman Sachs	5/11/2017	(47)
USD75,423	JPY8,620,000	Citibank	5/31/2017	(2,184)

The Bond Fund of America — Page 37 of 44

unaudited

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2017 (000)
Purchases (000)	Sales (000)
USD161,031	JPY18,000,000	Goldman Sachs	9/11/2017	$(1,828)
USD447,804	JPY50,000,000	Goldman Sachs	9/11/2017	(4,581)
USD46,191	JPY5,250,000	Citibank	9/13/2017	(1,314)
USD10,547	JPY1,170,000	JPMorgan Chase	11/10/2017	(73)
				$(11,634)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
U.S. EFFR	1.035%	7/26/2017	$6,139,000	$(614)	$—	$(614)
U.S. EFFR	1.0335%	7/26/2017	9,836,000	(984)	—	(984)
0.207%	SONIA	10/13/2018	£280,000	(512)	—	(512)
0.227%	SONIA	10/14/2018	45,000	(65)	—	(65)
0.226%	SONIA	10/14/2018	275,000	(403)	—	(403)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	1,063	—	1,063
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	582	—	582
1.385%	U.S. EFFR	3/14/2019	$1,086,000	782	—	782
1.33125%	U.S. EFFR	3/27/2019	450,000	(211)	—	(211)
1.329%	U.S. EFFR	3/27/2019	430,000	(219)	—	(219)
3-month USD-LIBOR	0.821%	7/8/2019	95,000	1,802	—	1,802
1.36%	6-month NOK-NIBOR	12/19/2019	NKr1,030,000	300	—	300
1.35%	6-month NOK-NIBOR	2/21/2020	440,000	100	—	100
1.8725%	3-month USD-LIBOR	3/20/2020	$240,000	485	—	485
3-month USD-LIBOR	1.305%	4/25/2021	293,000	7,483	—	7,483
3-month USD-LIBOR	1.0695%	6/17/2021	160,000	5,882	—	5,882
3-month USD-LIBOR	1.086%	6/21/2021	74,000	2,682	—	2,682
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	(422)	—	(422)
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,494	—	1,494
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,479	—	1,479
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	16,087	—	16,087
3-month USD-LIBOR	1.25%	9/23/2021	430,000	14,005	—	14,005
3-month USD-LIBOR	1.225%	9/23/2021	346,500	11,660	—	11,660
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	10,968	—	10,968
6-month EURIBOR	0.545%	1/11/2022	€352,000	199	—	199
1.88984%	3-month USD-LIBOR	1/17/2022	$350,000	(2,383)	—	(2,383)
3-month USD-LIBOR	1.917%	1/20/2022	118,000	660	—	660
1.967%	3-month USD-LIBOR	1/26/2022	150,000	(502)	—	(502)
3-month USD-LIBOR	2.01215%	2/2/2022	143,000	202	—	202
3-month USD-LIBOR	2.074%	2/17/2022	160,000	(211)	—	(211)
2.14086%	3-month USD-LIBOR	3/7/2022	170,400	740	—	740
2.1385%	3-month USD-LIBOR	3/7/2022	170,600	720	—	720
3-month USD-LIBOR	2.0525%	3/27/2022	150,000	27	—	27
2.8%	3-month USD-LIBOR	9/2/2022	785,000	4,270	—	4,270
1.176%	3-month USD-LIBOR	2/16/2023	240,000	(12,862)	—	(12,862)
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(4,844)	—	(4,844)
1.309%	3-month USD-LIBOR	9/27/2023	27,000	(1,450)	—	(1,450)
2.031%	3-month USD-LIBOR	1/17/2024	80,000	(904)	—	(904)

The Bond Fund of America — Page 38 of 44

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
3-month USD-LIBOR	2.202%	2/2/2024	$180,000	$110	$—	$110
2.296%	3-month USD-LIBOR	3/21/2024	125,000	615	—	615
3-month USD-LIBOR	2.82125%	4/11/2024	22,000	(866)	—	(866)
3-month USD-LIBOR	2.7455%	6/19/2024	5,000	(171)	—	(171)
3-month USD-LIBOR	2.683%	8/4/2024	54,000	(1,622)	—	(1,622)
3-month USD-LIBOR	1.902%	2/2/2025	3,000	82	—	82
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,479)	—	(1,479)
2.59%	3-month USD-LIBOR	3/27/2025	$130,000	(39)	—	(39)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,219)	—	(1,219)
3-month USD-LIBOR	2.1145%	12/10/2025	$10,000	168	—	168
3-month USD-LIBOR	2.149%	1/7/2026	10,000	145	—	145
3-month USD-LIBOR	2.0235%	1/13/2026	38,000	939	—	939
3-month USD-LIBOR	1.9615%	1/14/2026	110,000	3,271	—	3,271
6-month JPY-LIBOR	0.3822%	1/15/2026	¥5,100,000	(636)	—	(636)
3-month USD-LIBOR	1.8855%	1/25/2026	$150,000	5,416	—	5,416
6-month JPY-LIBOR	0.228%	2/8/2026	¥8,500,000	(6)	—	(6)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	175	—	175
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(187)	—	(187)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(98)	—	(98)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(211)	—	(211)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(183)	—	(183)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(398)	—	(398)
3-month USD-LIBOR	1.3805%	7/5/2026	$78,000	6,433	—	6,433
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(2,331)	—	(2,331)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(230)	—	(230)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(1,453)	—	(1,453)
2.191%	3-month USD-LIBOR	1/17/2027	$50,000	(842)	—	(842)
2.202%	3-month USD-LIBOR	1/17/2027	103,000	(1,635)	—	(1,635)
3-month USD-LIBOR	2.4695%	3/7/2027	181,000	(1,381)	—	(1,381)
3-month USD-LIBOR	2.47041%	3/7/2027	181,000	(1,396)	—	(1,396)
3-month USD-LIBOR	2.5705%	3/14/2027	212,000	(3,532)	—	(3,532)
2.4805%	3-month USD-LIBOR	3/21/2027	125,000	1,050	—	1,050
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	(558)	—	(558)
2.333%	3-month USD-LIBOR	3/29/2027	150,000	(754)	—	(754)
3-month USD-LIBOR	2.7315%	3/27/2030	68,000	59	—	59
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(3,184)	—	(3,184)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	4,436	—	4,436
3.4275%	3-month USD-LIBOR	4/11/2034	23,000	2,759	—	2,759
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(68)	—	(68)
3-month USD-LIBOR	3.34%	6/27/2044	70,000	(9,837)	—	(9,837)
3-month USD-LIBOR	3.206%	7/31/2044	24,000	(2,731)	—	(2,731)
3-month USD-LIBOR	3.238%	8/8/2044	25,000	(3,002)	—	(3,002)
3-month USD-LIBOR	2.7045%	1/2/2045	33,000	(354)	—	(354)
3-month USD-LIBOR	2.476%	1/9/2045	15,000	548	—	548
3-month USD-LIBOR	2.3505%	1/20/2045	3,000	188	—	188
1.4447%	6-month EURIBOR	5/25/2045	€13,700	216	—	216
3-month USD-LIBOR	2.943%	7/17/2045	$40,000	(2,437)	—	(2,437)
3-month USD-LIBOR	2.6995%	9/2/2045	40,000	(394)	—	(394)
3-month USD-LIBOR	2.7055%	9/2/2045	50,000	(556)	—	(556)
3-month USD-LIBOR	2.6785%	9/4/2045	60,000	(323)	—	(323)
3-month USD-LIBOR	2.516%	10/20/2045	72,000	2,080	—	2,080
3-month USD-LIBOR	2.525%	10/20/2045	48,000	1,296	—	1,296
3-month USD-LIBOR	2.5315%	10/26/2045	60,000	1,537	—	1,537

The Bond Fund of America — Page 39 of 44

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2017 (000)
3-month USD-LIBOR	2.57082%	11/6/2045	$123,000	$2,134	$—	$2,134
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	230	—	230
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	12	—	12
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	469	—	469
3-month USD-LIBOR	2.4835%	12/3/2045	10,000	359	—	359
3-month USD-LIBOR	2.59125%	12/16/2045	67,250	886	—	886
3-month USD-LIBOR	2.4095%	1/14/2046	49,000	2,536	—	2,536
3-month USD-LIBOR	2.396%	1/19/2046	25,000	1,366	—	1,366
3-month USD-LIBOR	1.991%	6/13/2046	8,000	1,136	—	1,136
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	569	—	569
1.803%	3-month USD-LIBOR	7/14/2046	11,000	(2,010)	—	(2,010)
3-month USD-LIBOR	2.403%	11/21/2046	25,000	1,355	—	1,355
2.542%	3-month USD-LIBOR	12/6/2046	17,000	(411)	—	(411)
2.5445%	3-month USD-LIBOR	12/6/2046	45,000	(1,063)	—	(1,063)
3-month USD-LIBOR	2.7265%	12/22/2046	97,000	(1,530)	—	(1,530)
3-month USD-LIBOR	2.46434%	1/17/2047	75,000	3,085	—	3,085
2.6625%	3-month USD-LIBOR	1/27/2047	35,000	69	—	69
2.664%	3-month USD-LIBOR	2/2/2047	56,000	125	—	125
2.66515%	3-month USD-LIBOR	2/2/2047	28,000	70	—	70
3-month USD-LIBOR	2.6915%	2/23/2047	16,000	(132)	—	(132)
2.70046%	3-month USD-LIBOR	3/7/2047	39,100	403	—	403
2.7005%	3-month USD-LIBOR	3/7/2047	38,900	401	—	401
3-month USD-LIBOR	2.798%	3/15/2047	26,000	(821)	—	(821)
3-month USD-LIBOR	2.743%	3/21/2047	52,500	(1,025)	—	(1,025)
3-month USD-LIBOR	2.654%	4/4/2047	4,000	—	—	—
					$—	$52,709

The Bond Fund of America — Page 40 of 44

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2017 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$44,100	$(3,564)	$(1,145)	$(2,419)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	460,600	(33,163)	(32,742)	(421)
					$(33,887)	$(2,840)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,863,432,000, which represented 14.97% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Scheduled interest and/or principal payment was not received.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $279,338,000, which represented .86% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $46,705,000, which represented .14% of the net assets of the fund.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	A portion of this security was pledged as collateral. The total value of pledged collateral was $288,069,000, which represented .89% of the net assets of the fund.
10	Index-linked bond whose principal amount moves with a government price index.
11	Purchased on a TBA basis.
12	Security did not produce income during the last 12 months.
13	Notional amount is calculated based on the number of contracts and notional contract size.
14	Value is calculated based on the notional amount and current market price.
15	Amount less than one thousand.

The Bond Fund of America — Page 41 of 44

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $14,601,993,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,126,551,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $14,634,034,000 and $532,846,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;

The Bond Fund of America — Page 42 of 44

unaudited

contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$10,831,834	$14,915	$10,846,749
U.S. Treasury bonds & notes	—	9,611,738	—	9,611,738
Mortgage-backed obligations	—	6,894,594	—	6,894,594
Asset-backed obligations	—	2,873,889	25,353	2,899,242
Bonds & notes of governments & government agencies outside the U.S.	—	806,176	—	806,176
Municipals	—	294,640	—	294,640
Federal agency bonds & notes	—	84,421	—	84,421
Preferred securities	—	3,894	—	3,894
Common stocks	—	1,312	5,302	6,614
Short-term securities	—	3,851,266	—	3,851,266
Total	$—	$35,253,764	$45,570	$35,299,334

The Bond Fund of America — Page 43 of 44

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,369	$—	$—	$15,369
Unrealized appreciation on open forward currency contracts	—	617	—	617
Unrealized appreciation on interest rate swaps	—	130,400	—	130,400
Liabilities:
Unrealized depreciation on futures contracts	(1,046)	—	—	(1,046)
Unrealized depreciation on open forward currency contracts	—	(12,251)	—	(12,251)
Unrealized depreciation on interest rate swaps	—	(77,691)	—	(77,691)
Unrealized depreciation on credit default swaps	—	(2,840)	—	(2,840)
Total	$14,323	$38,235	$—	$52,558

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$396,239
Gross unrealized depreciation on investment securities	(258,702)
Net unrealized appreciation on investment securities	137,537
Cost of investment securities	35,162,797

Key to abbreviations and symbols
AUD = Australian dollars	EUR/€ = Euros	MXN = Mexican pesos
Agcy. = Agency	EURIBOR = Euro Interbank Offered Rate	NIBOR = Norwegian Interbank Offered Rate
AMT = Alternative Minimum Tax	Fac. = Facility	NOK/NKr = Norwegian kroner
ARS = Argentine pesos	Facs. = Facilities	Redev. = Redevelopment
Auth. = Authority	Fin. = Finance	Ref. = Refunding
BRL = Brazilian reais	Fncg. = Financing	Rev. = Revenue
CLO = Collateralized Loan Obligations	GBP/£ = British pounds	SGD = Singapore dollars
COP = Colombian pesos	GHS=Ghanaian cedi	SONIA = Sonio Overnight Deposit Rates
Dept. = Department	G.O. = General Obligation	TBA = To-be-announced
Dev. = Development	INR = Indian rupees	TIIE = Equilibrium Interbank Interest Rate
Dist. = District	JPY/¥ = Japanese yen	TRY = Turkish lira
Econ. = Economic	KRW = South Korean won	USD/$ = U.S. dollars
EFFR = Effective Federal Funds Rate	LIBOR = London Interbank Offered Rate

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0517O-S54119	The Bond Fund of America — Page 44 of 44

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 26, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 26, 2017